UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-05577
The Glenmede Fund, Inc.

(Exact name of Registrant as specified in charter)
4 Copley Place, 5th Floor, CPH-0326
Boston, Massachusetts 02116

(Address of principal executive offices)(Zip Code)
Michael P. Malloy, Esq.
Secretary
Drinker Biddle & Reath LLP
One Logan Square
18th & Cherry Streets
Philadelphia, PA 19103-6996

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-442-8299
Date of fiscal year end: October 31, 2009
Date of reporting period: July 31, 2009

TABLE OF CONTENTS

Item 1. Schedule of Investments. — The schedules of investments for the period ended July 31, 2009, are filed herewith
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
Item 1. Schedule of Investments. – The schedules of investments for the period ended July 31, 2009, are filed herewith.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2009 — (Unaudited)

Face
Amount		Value
AGENCY DISCOUNT NOTES*,1 — 3.1%

	Federal Home Loan Bank — 1.9%
$5,000,000	0.00% due 11/18/09 [2]	$4,987,435
10,000,000	0.00% due 2/10/10 [2]	9,947,461

		14,934,896

	Federal National Mortgage Association — 1.2%
10,000,000	0.00% due 11/12/09 [2]	9,937,627

		9,937,627

	TOTAL AGENCY DISCOUNT NOTES (Cost $24,872,523)	24,872,523

AGENCY NOTES* — 61.4%

	Federal Farm Credit Bank — 10.7%
5,800,000	5.25% due 8/3/09	5,801,557
10,000,000	0.509% due 9/22/09 [3]	10,000,000
1,000,000	0.36% due 9/24/09 [3]	999,827
5,000,000	0.90% due 12/16/09	5,000,000
25,000,000	0.36% due 12/21/09 [3]	24,904,157
10,000,000	0.195% due 12/28/09 [3]	9,991,650
5,000,000	0.80% due 1/5/10	5,004,112
9,500,000	0.818% due 2/12/10 [3]	9,510,723
10,000,000	0.93% due 2/19/10 [3]	10,000,000
2,580,000	2.75% due 5/4/10	2,623,650

		83,835,676

	Federal Home Loan Bank — 38.4%
1,500,000	0.876% due 8/5/09 [3]	1,500,096
15,000,000	5.125% due 8/5/09	15,007,387
5,000,000	0.216% due 8/21/09 [3]	4,999,692
11,300,000	0.65% due 9/10/09 [3]	11,300,093
5,000,000	4.375% due 9/11/09	5,006,998
17,000,000	5.25% due 9/11/09	17,080,283
3,650,000	5.00% due 9/18/09	3,664,022
13,400,000	0.435% due 10/13/09 [3]	13,403,855
5,000,000	3.50% due 11/3/09	5,038,379
5,850,000	4.25% due 11/20/09 [4]	5,901,088
10,000,000	0.80% due 11/24/09	10,000,000
5,000,000	0.58% due 12/9/09	5,000,000
10,000,000	5.00% due 12/11/09	10,143,701
5,000,000	3.00% due 12/15/09	5,018,075
5,000,000	0.75% due 12/23/09	5,000,000
5,000,000	3.75% due 1/8/10 [4]	5,061,977
9,000,000	0.21% due 1/13/10 [3]	8,999,811
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Face
Amount		Value
AGENCY NOTES* — (Continued)

	Federal Home Loan Bank — (Continued)
$10,000,000	0.239% due 1/19/10 [3]	$9,990,617
5,000,000	0.55% due 1/27/10	5,000,000
5,000,000	0.96% due 1/28/10	5,000,468
15,000,000	0.67% due 2/3/10 [3]	15,000,000
2,125,000	7.375% due 2/12/10	2,202,001
15,000,000	0.791% due 2/19/10 [3]	15,017,004
7,500,000	1.05% due 2/23/10	7,497,376
10,000,000	1.00% due 2/26/10	10,000,000
20,000,000	0.89% due 3/2/10 [3]	20,003,536
5,000,000	1.05% due 3/5/10	5,009,190
10,000,000	0.82% due 3/5/10 [3]	10,000,593
10,000,000	0.89% due 3/11/10 [3]	10,019,726
5,000,000	0.50% due 5/5/10 [5]	5,000,000
5,000,000	0.50% due 5/13/10 [5]	5,000,000
5,000,000	4.875% due 5/14/10 [4]	5,158,409
5,000,000	0.50% due 5/20/10 [5]	5,000,000
5,000,000	3.00% due 6/11/10	5,098,490
5,000,000	0.75% due 6/30/10	5,003,983
5,000,000	0.65% due 7/6/10	5,000,000
5,000,000	0.625% due 7/6/10	5,000,000
7,500,000	0.55% due 7/29/10	7,499,479
7,500,000	0.25% due 8/12/10 [5]	7,500,000

		302,126,329

	Federal Home Loan Mortgage Corporation — 8.5%
10,000,000	6.625% due 9/15/09 [4]	10,055,876
1,500,000	0.259% due 9/18/09 [3]	1,499,789
10,000,000	0.266% due 9/21/09 [3]	9,999,750
5,000,000	3.94% due 9/30/09	5,023,481
13,000,000	0.221% due 10/19/09 [3]	12,994,042
7,500,000	2.68% due 11/16/09	7,548,225
5,000,000	4.125% due 11/30/09 [4]	5,048,315
10,000,000	0.62% due 1/8/10 [3]	10,000,000
1,900,000	3.125% due 2/4/10	1,925,951
3,000,000	4.875% due 2/9/10	3,069,608

		67,165,037

	Federal National Mortgage Association — 3.8%
7,500,000	5.375% due 8/15/09	7,509,514
14,961,000	6.625% due 9/15/09	15,071,516
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2009 — (Unaudited)

Face
Amount		Value
AGENCY NOTES* — (Continued)

	Federal National Mortgage Association — (Continued)
$6,775,000	3.875% due 12/10/09	$6,842,823

		29,423,853

	TOTAL AGENCY NOTES (Cost $482,550,895)	482,550,895

REPURCHASE AGREEMENTS* — 36.1%

93,983,000	With Bank of America, dated 7/31/09, 0.16%, principal and interest in the amount of $93,984,253, due 8/3/09, (collateralized by a U.S. Treasury Bill with an aggregate par value of $95,985,000, coupon rate of 0.000%, due 12/31/09, market value of $95,893,814)	93,983,000
160,000,000	With RBS Greenwich, Inc., dated 7/31/09, 0.19%, principal and interest in the amount of $160,002,533, due 8/3/09, (collateralized by a U.S. Treasury Bill with an aggregate par value of $159,675,000, coupon rate of 2.750%, due 7/31/10, market value of $163,267,688)	160,000,000
30,000,000	With UBS AG, dated 7/31/09, 0.15%, principal and interest in the amount of $30,000,375, due 8/3/09, (collateralized by a U.S. Treasury Bill with a par value of $30,036,900, coupon rate of 4.000%, due 8/31/09, market value of $30,618,414)	30,000,000

	TOTAL REPURCHASE AGREEMENTS (Cost $283,983,000)	283,983,000

INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.9%

22,784,275	State Street Navigator Securities Lending Prime Portfolio	22,784,275

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $22,784,275)	22,784,275

TOTAL INVESTMENTS (Cost $814,190,693)[6]	103.5%	$814,190,693

LIABILITIES IN EXCESS OF OTHER ASSETS	(3.5)	(27,810,240)

NET ASSETS	100.0%	$786,380,453

*	Percentages indicated are based on net assets.

[1]	Rate represents annualized discount yield at date of purchase.

[2]	Zero Coupon Bond.

[3]	Floating Rate Bond. Rate shown is as of July 31, 2009.

[4]	Securities or partial securities on loan. See Note 1.

[5]	Step Coupon Bond

[6]	Aggregate cost for federal tax purposes was $814,190,693.
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2009 — (Unaudited)

Face
Amount		Value
VARIABLE/FLOATING RATE NOTES*,1 — 91.7%

	Daily Variable/Floating Rate Notes — 29.2%
$1,000,000	Allegheny County, Pennsylvania, Higher Education Building Authority Revenue, Refunding, Carnegie Mellon University (SPA: Bank of New York), 0.27% due 12/1/37	$1,000,000
1,760,000	Charlotte, Mecklenburg Hospital Authority, North Carolina Health Care System Revenue, Carolinas Healthcare, Series D (SPA: Bank of America), 0.28% due 1/15/26	1,760,000
1,130,000	Colorado Educational & Cultural Facilities Authority Revenue, National Jewish Federal Building Program (LOC: Bank of America), 0.38% due 2/1/35	1,130,000
5,300,000	Connecticut State Health & Educational Facilities Authority Revenue, Edgehill Project, Series C (LOC: KBC Bank NV), 0.26% due 7/1/27	5,300,000
15,860,000	Cuyahoga County, Ohio, Hospital Revenue, University Hospitals of Cleveland (LOC: J.P. Morgan Chase), 0.25% due 1/1/16	15,860,000
2,530,000	Delaware County, Pennsylvania, Industrial Development Authority, Airport Facilities Revenue, United Parcel Service Project, DATES, 0.22% due 12/1/15	2,530,000
2,200,000	Farmington, New Mexico, Pollution Control Revenue, Arizona Public Service Co., Series A, (LOC: Barclays Bank PLC), 0.33% due 5/1/24	2,200,000
14,155,000	Geisinger Authority, Pennsylvania, Health System Revenue, Series A (SPA: Bank of America), 0.27% due 5/15/35	14,155,000
7,925,000	Geisinger Authority, Pennsylvania, Health System, Geisinger Health System, Series A (SPA: Bank of America), 0.27% due 11/15/32	7,925,000
3,795,000	Illinois Finance Authority Revenue, OSF Healthcare System-G, (LOC: Wachovia Bank), 0.28% due 11/15/24	3,795,000
1,500,000	Irvine Ranch, California, Water District, Capital Improvement Project (LOC: Landesbank Baden-Wurttemberg), 0.18% due 8/1/16	1,500,000
1,205,000	Irvine Ranch, California, Water District, General Obligation, (LOC: Landesbank Baden-Wurttemberg), 0.18% due 6/1/15	1,205,000
100,000	Irvine, California, Improvement Board Act of 1915, Assessment District 00-18, Series A, (LOC: Bank of New York), 0.32% due 9/2/26	100,000
5,980,000	Irvine, California, Improvement Board Act of 1915, Assessment District 07-22, Series A (LOC: KBC Bank NV), 0.32% due 9/2/32	5,980,000
3,000,000	Jackson County, Mississippi, Port Facilities Revenue, Chevron USA, Inc. Project, 0.33% due 6/1/23	3,000,000
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Face
Amount		Value
VARIABLE/FLOATING RATE NOTES*,1 — (Continued)

	Daily Variable/Floating Rate Notes — (Continued)
$5,000,000	JEA, Florida, Electric System Revenue, Series 3D-1, (SPA: Wachovia Bank), 0.35% due 10/1/36	$5,000,000
8,140,000	Kansas State Department of Transportation, Highway Liquidity Provider Revenue, Series B-1, Pooled Money Investment Board, 0.24% due 9/1/20	8,140,000
7,430,000	Kansas State Department of Transportation, Highway Liquidity Provider Revenue, Series B-2, Pooled Money Investment Board, 0.24% due 9/1/20	7,430,000
300,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series C, DATES, 0.17% due 11/1/14	300,000
10,000,000	Los Angeles, California, Regional Airports Improvement Corp., Lease Revenue, Sublease — Los Angeles International Airport, LAX Two Corp., (LOC: Societe Generale), 0.28% due 12/1/25	10,000,000
1,000,000	Massachusetts State Development Finance Agency, Revenue, Boston University, Series U-6A (LOC: Bank of America), 0.33% due 10/1/42	1,000,000
3,000,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series J-2, 0.22% due 11/1/35	3,000,000
1,125,000	Massachusetts State Water Resource Authority, Revenue Bonds, Refunding, Subseries D, (LOC: Landesbank Baden — Wurhemberg), 0.33% due 8/1/17	1,125,000
2,300,000	Massachusetts State, Central Artery, Series A, (SPA: Landesbank Baden-Wurttemberg), 0.36% due 12/1/30	2,300,000
9,475,000	Mecklenburg County, North Carolina, Certificate Participation, Series A, (SPA: Landesbank Hessen-Thuerigen), 0.35% due 2/1/27	9,475,000
1,000,000	Metropolitan Water District, Southern California Waterworks Revenue, Series B-3, (SPA: BNP Paribas), 0.23% due 7/1/35	1,000,000
800,000	Michigan State University, Revenue Bond, Series A, (SPA: Wells Fargo Bank), 0.26% due 8/15/32	800,000
1,400,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, St. Louis University, Series A-1, (LOC: Wells Fargo Bank), 0.30% due 10/1/35	1,400,000
2,150,000	Mobile County, Alabama, Industrial Development Authority, Pollution Control Revenue, ExxonMobil Project, 0.26% due 7/15/32	2,150,000
4,900,000	Montgomery, Alabama, Industrial Development Board, Pollution Control and Solid Waste Disposal Revenue, General Electric Project, 0.24% due 5/1/21	4,900,000
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Face
Amount		Value
VARIABLE/FLOATING RATE NOTES*,1 — (Continued)

	Daily Variable/Floating Rate Notes — (Continued)
$7,000,000	Mount Vernon, Indiana, Pollution Control and Solid Waste Disposal Revenue, General Electric Project, 0.24% due 12/1/14	$7,000,000
5,100,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, Series A, (SPA: J.P. Morgan Chase), 0.30% due 6/1/31	5,100,000
2,500,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 1, Subseries 1D, (SPA: Landesbank Hessen-Thuerigen), 0.30% due 11/1/22	2,500,000
2,250,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-E (SPA: Landesbank Baden-Wurttemberg), 0.30% due 11/1/22	2,250,000
500,000	New York City, New York, General Obligation Unlimited, Subseries A-10, (LOC: J.P. Morgan Chase), 0.24% due 8/1/16	500,000
1,700,000	New York City, New York, General Obligation Unlimited, Subseries A-8, (LOC: J.P. Morgan Chase), 0.23% due 8/1/18	1,700,000
	New York City, New York, General Obligation Unlimited, Subseries B-2, (LOC: J.P. Morgan Chase) :
8,500,000	0.24% due 8/15/18	8,500,000
2,065,000	0.24% due 8/15/20	2,065,000
	New York City, New York, General Obligation Unlimited, Subseries E-2, (LOC: J.P. Morgan Chase) :
2,675,000	0.30% due 8/1/20	2,675,000
3,610,000	0.30% due 8/1/21	3,610,000
800,000	New York City, New York, General Obligation, Subseries B-2, (LOC: J.P. Morgan Chase), 0.24% due 8/15/21	800,000
5,435,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue, Series F, Subseries F-2, (SPA: Bayerische Landesbank), 0.25% due 6/15/35	5,435,000
3,100,000	New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, General Electric Project, 0.23% due 7/1/19	3,100,000
1,500,000	New York, Metropolitan Transportation Authority Revenue, Subseries D-2, (LOC: Landesbank Hessen-Thuerigen), 0.31% due 11/1/35	1,500,000
1,000,000	North Carolina Medical Care Commission, Hospital Revenue, Baptist Hospitals Project (SPA: Wachovia Bank), 0.28% due 6/1/30	1,000,000
7,850,000	Pennsylvania, State Turnpike Commission Revenue, Series Q, (SPA: Westdeutsche Landesbank Gironzentrale, Bayerische Landesbank, & Landesbank Baden Wurtemburg), 0.39% due 6/1/27	7,850,000
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Face
Amount		Value
VARIABLE/FLOATING RATE NOTES*,1 — (Continued)

	Daily Variable/Floating Rate Notes — (Continued)
$11,660,000	Pennsylvania, State Turnpike Commission Revenue, Series Q, (SPA: Westdeutsche Landesbank Gironzentrale, Bayerische Landesbank, & Landesbank Baden Wurtemburg), 0.39% due 6/1/28	$11,660,000
2,700,000	Philadelphia, Pennsylvania, Hospitals & Higher Educational Facilities Authority Revenue, Childrens Hospital Project, Series B, (SPA: Wachovia Bank), 0.30% due 7/1/31	2,700,000
8,500,000	Port Arthur, Texas, Navigation District Revenue, Refunding, Texaco Inc. Project, 0.35% due 10/1/24	8,500,000
2,400,000	San Antonio, Texas, Education Facilities Corp. Revenue, Higher Education, Trinity University (SPA: Bank of America), 0.38% due 6/1/33	2,400,000
5,331,000	Texas Water Development Board Revenue, Series A (SPA: J.P. Morgan Chase), 0.30% due 7/15/19	5,331,000
2,125,000	University of North Carolina Hospital, Chapel Hill Revenue, UPDATES, Series A, (SPA: Landesbank Hessen-Thuerigen), 0.28% due 2/15/31	2,125,000
3,210,000	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Pipeline Co. Project, 0.17% due 12/1/29	3,210,000
4,700,000	Virginia College Building Authority, Virginia, Educational Facilities Revenue, 21st Century College, Series C, (SPA: Wachovia Bank), 0.35% due 2/1/26	4,700,000
2,000,000	Virginia, Commonwealth University Health System Authority Revenue, Series B, (LOC: Branch Banking & Trust), 0.30% due 7/1/37	2,000,000
1,100,000	Washington State, Housing Finance Commission, Non Profit Housing Revenue, Franke Tobey Jones Project, (LOC: Wells Fargo Bank), 0.40% due 9/1/33	1,100,000

	Total Daily Variable/Floating Rate Notes (Cost $224,771,000)	224,771,000

	Weekly Variable/Floating Rate Notes — 62.5%
2,625,000	Baltimore, Maryland, Industrial Development Authority, Baltimore Capital Acquisition, (LOC: Bayerische Landesbank), 0.48% due 8/1/16	2,625,000
5,605,000	Bexar County, Texas, Housing Finance Corp., Multi-Family Housing Revenue, AAMHA LLC Project, (FNMA Insured), 0.33% due 12/15/25	5,605,000
2,400,000	Buncombe County, North Carolina, General Obligation Unlimited, Series B, (SPA: Wachovia Bank), 0.54% due 12/1/24	2,400,000
7,855,000	California Housing Finance Agency Revenue, Multi-Family Housing III, Series D, (SPA: FNMA), 0.33% due 2/1/35	7,855,000
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Face
Amount		Value
VARIABLE/FLOATING RATE NOTES*,1 — (Continued)

	Weekly Variable/Floating Rate Notes — (Continued)
$2,550,000	California Housing Finance Agency Revenue, Multi-Family Housing, Series B (SPA: FNMA), 0.70% due 2/1/35	$2,550,000
2,110,000	California Housing Finance Agency, Revenue Bonds, Multi-Family Housing III, Series D, (SPA: FNMA), 0.33% due 8/1/22	2,110,000
2,000,000	California State Department of Water Resources, Power Supply Revenue, Series C-12, (LOC: Landesbank Hessen-Thuerigen), 0.30% due 5/1/22	2,000,000
1,060,000	Cary, North Carolina, General Obligation Unlimited, Public Improvement, ( SPA: Bank Of New York), 0.26% due 6/1/27	1,060,000
6,225,000	Charlotte, North Carolina, Certificate Participation, Central Yard Project, Series A, (SPA: Bank of America), 0.42% due 3/1/25	6,225,000
3,955,000	Charlotte, North Carolina, Water & Sewer System Revenue, Refunding, Series C, (SPA: Bank of America), 0.40% due 6/1/25	3,955,000
700,000	Chicago, Illinois, O’Hare International Airport Revenue, General Airport, 2nd Lien B, (LOC: Societe Generale), 0.28% due 1/1/15	700,000
900,000	Colorado Educational & Cultural Facility Authority Revenue, Boulder Country Day School, (LOC: Wells Fargo Bank.), 0.34% due 9/1/24	900,000
700,000	Colorado Educational & Cultural Facility Authority Revenue, Regis Jesuit High School Project, (LOC: Wells Fargo Bank.), 0.34% due 12/1/33	700,000
5,210,000	Colorado Educational and Cultural Facilities Authority Revenue, Nature Conservancy Project A, 0.37% due 7/1/27	5,210,000
6,745,000	Colorado Health Facilities Authority Revenue, Exempla, Inc., Series B, (LOC: U.S. Bank), 0.35% due 1/1/33	6,745,000
9,645,000	Colorado Housing and Finance Authority, Revenue Bonds, Class I, (SPA: FHLB), 0.35% due 4/1/20	9,645,000
8,110,000	Colorado Housing and Finance Authority, Revenue Bonds, Class I, Series A2, (SPA: Landesbank Hessen-Thuerigen), 0.40% due 5/1/31	8,110,000
21,135,000	Colorado Springs, Colorado, Utilities Revenue, Sub Lien, Series A, (SPA: State Street Bank & Trust Co.), 0.35% due 11/1/35	21,135,000
1,305,000	Colton, California, Redevelopment Agency, Multi-Family Housing Revenue, Series A, (LOC: Coast Federal Bank & FHLB), 0.25% due 5/1/10	1,305,000
900,000	Concord, California, Multi-Family Mortgage Revenue, Arcadian, (FNMA Insured), 0.31% due 7/15/18	900,000
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Face
Amount		Value
VARIABLE/FLOATING RATE NOTES*,1 — (Continued)

	Weekly Variable/Floating Rate Notes — (Continued)
$4,555,000	Connecticut State General Obligations, Series B (SPA: Bayerische Landesbank), 0.25% due 5/15/14	$4,555,000
12,100,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series T-2, 0.23% due 7/1/29	12,100,000
	Delaware Valley Regional Financial Authority, Local Government Revenue, Series A, (LOC: Bayerische Landesbank) :
1,600,000	1.50% due 12/1/18	1,600,000
1,000,000	1.50% due 12/1/20	1,000,000
15,110,000	Delaware Valley Regional Financial Authority, Local Government Revenue, Series B, (LOC: Bayerische Landesbank), 1.25% due 6/1/42	15,110,000
3,490,000	Durham, North Carolina, Water & Sewer Utility System Revenue, (SPA: Wachovia Bank), 0.40% due 12/1/15	3,490,000
750,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks East Apartments, (FHLMC Insured), 0.32% due 12/1/34	750,000
5,500,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks West Apartments, (FHLMC Insured), 0.32% due 12/1/26	5,500,000
10,000,000	Guilford County, North Carolina, General Obligations Unlimited, Series B, (SPA: Branch Banking & Trust), 0.36% due 4/1/27	10,000,000
1,864,000	Gwinnett County, Georgia, Development Authority Revenue, Civic & Cultural Center Project, (SPA: Landesbank Hessen-Thuerigen), 0.37% due 9/1/31	1,864,000
1,300,000	Gwinnett County, Georgia, Water and Sewer Authority Revenue, Series A, (SPA: Landesbank Hessen-Thuerigen), 0.37% due 8/1/25	1,300,000
1,495,000	Hennepin County, Minnesota, General Obligations, Series A, (SPA: State Street Bank & Trust Co.), 0.29% due 12/1/25	1,495,000
4,000,000	Illinois Finance Authority Revenue, Alexian Brothers Health, (LOC: Bank One), 0.32% due 4/1/35	4,000,000
10,000,000	JEA, Florida, Electric System Revenue, Series 3-A, (SPA: KBC Bank NV), 0.30% due 10/1/36	10,000,000
656,000	Kern Water Bank Authority California Revenue, Series A, (LOC: Wells Fargo Bank), 0.34% due 7/1/28	656,000
6,160,000	Los Angeles, California, Community Redevelopment Agency, Multi-Family Housing Revenue, MET Apartments, (FNMA Insured), 0.28% due 12/15/24	6,160,000
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Face
Amount		Value
VARIABLE/FLOATING RATE NOTES*,1 — (Continued)

	Weekly Variable/Floating Rate Notes — (Continued)
$114,936	Los Angeles, California, Multi-Family Housing Revenue, Series K, (LOC: FHLB), 0.35% due 7/1/10	$114,936
4,985,000	Maryland State Health & Higher Educational Facilities Authority Revenue, John Hopkins University, Series B, 0.30% due 7/1/27	4,985,000
1,795,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series I, 0.25% due 11/1/28	1,795,000
7,200,000	Massachusetts State Health & Educational Facilities Authority Revenue, Boston University Project, Series H, (LOC: State Street Bank & Trust Co.), 0.28% due 12/1/29	7,200,000
7,500,000	Massachusetts State Water Resource Authority, General Obligations, Series B, (LOC: Landesbank Hessen-Thuerigen), 0.35% due 8/1/28	7,500,000
9,445,000	Mecklenburg County, North Carolina, Certificate Participation, (SPA: Branch Banking & Trust), 0.35% due 2/1/26	9,445,000
	Mecklenburg County, North Carolina, General Obligations Unlimited, Public Improvement, Series C, (SPA: Bank of America) :
1,100,000	0.32% due 2/1/11	1,100,000
1,000,000	0.32% due 2/1/17	1,000,000
1,100,000	0.32% due 2/1/19	1,100,000
1,100,000	0.32% due 2/1/20	1,100,000
2,000,000	Metropolitan Government, Nashville & Davidson County, Tennessee, Health & Educational Facilities Authority Revenue, Vanderbilt University, Series A-2, 0.25% due 10/1/44	2,000,000
6,535,000	Michigan State, University Revenue, Series A, (SPA: Landesbank Hessen-Thuerigen), 0.28% due 2/15/33	6,535,000
2,000,000	Michigan Strategic Fund Limited Obligation Revenue, Consumers Energy Co., (LOC: Wells Fargo Bank), 0.30% due 4/15/18	2,000,000
2,840,000	Minneapolis, Minnesota, Multi-Family Housing Revenue, St. Hedwings Assisted Project, (LOC: Wells Fargo Bank), 0.29% due 12/1/27	2,840,000
950,000	Minneapolis, Minnesota, Revenue Bonds, University Gateway Project, Series B, (SPA: Wells Fargo Bank), 0.34% due 12/1/27	950,000
2,125,000	Minneapolis, Minnesota, Revenue, Guthrie Theater Project, Series A, (LOC:
	Wells Fargo Bank), 0.29% due 10/1/23	2,125,000
6,430,000	Minnesota State Higher Education Facilities Authority Revenue, Carleton College, Series 5G, (SPA: Wells Fargo Bank), 0.34% due 11/1/29	6,430,000
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Face
Amount		Value
VARIABLE/FLOATING RATE NOTES*,1 — (Continued)

	Weekly Variable/Floating Rate Notes — (Continued)
$10,000,000	Missouri State, Missouri, Health & Higher Educational Facilities Authority Revenue, BJC Health System, Series B, (SPA: U.S. Bank), 0.33% due 5/15/38	$10,000,000
805,000	Modesto, California, Multi-Family Housing Revenue, Shadowbrook Apartments, Series A (FNMA Insured), 0.28% due 5/15/31	805,000
8,800,000	Nassau County, New York, General Obligation Unlimited, Series A, (LOC: Bank of America), 0.29% due 12/1/23	8,800,000
11,020,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, (SPA: J.P. Morgan Chase), 0.23% due 6/1/32	11,020,000
2,900,000	New Jersey State Educational Facilities Authority Revenue, Refunding, Institution For Advanced Study, Series B, (SPA: Wachovia Bank), 0.28% due 7/1/31	2,900,000
6,200,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, 90 Washington Street, Series A, (FNMA Insured), 0.27% due 2/15/35	6,200,000
5,100,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, Carnegie Park, Series A, 0.30% due 11/15/19	5,100,000
7,600,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-1, (SPA: Westdeutsche Landesbank), 0.30% due 11/15/28	7,600,000
6,300,000	New York State Housing Finance Agency Revenue, North End, Series A, (FNMA Insured), 0.23% due 11/15/36	6,300,000
3,400,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series A, 0.23% due 6/1/27	3,400,000
4,380,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series B, 0.23% due 12/1/21	4,380,000
2,100,000	North Carolina Medical Care Commission, Health Systems Revenue, Catholic Health East, (LOC: JP Morgan Chase), 0.32% due 11/15/28	2,100,000
5,000,000	North Carolina State, General Obligation Unlimited, Common Schools, Series D, (SPA: Landesbank Baden Wurtemburg), 0.14% due 6/1/19	5,000,000
6,615,000	North Carolina State, General Obligation Unlimited, Refunding, Series F, (SPA: Landesbank Baden Wurtemburg), 0.25% due 6/1/19	6,615,000
1,000,000	North Carolina State, General Obligation Unlimited, Series C, (SPA: Bayerische Landesbank), 0.37% due 6/1/19	1,000,000
	Ohio State University, General Receipts, Series B :
6,090,000	0.25% due 12/1/29	6,090,000
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Face
Amount		Value
VARIABLE/FLOATING RATE NOTES*,1 — (Continued)

	Weekly Variable/Floating Rate Notes — (Continued)
$10,000,000	0.23% due 6/1/35	$10,000,000
4,985,000	Ohio State, General Obligation Unlimited, Series C, 0.25% due 6/15/26	4,985,000
8,600,000	Pennsylvania State Turnpike Commission Revenue, Multi-Modal, Series C, (LOC: Bank Of America), 0.32% due 6/1/38	8,600,000
10,100,000	Pennsylvania State University, Revenue Bonds, Series A, (University Insured), (SPA: Westdeutsche Landesbank), 0.45% due 3/1/32	10,100,000
9,950,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series A, 0.30% due 7/1/33	9,950,000
500,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series C, 0.25% due 7/1/32	500,000
619,000	Roseville, Minnesota, Commercial Development Revenue, Berger Transfers & Storage, Series F, (LOC: Wells Fargo Bank), 0.29% due 12/1/15	619,000
10,000,000	South Carolina Transportation Infrastructure Bank Revenue, Refunding, (LOC: Branch Banking & Trust), 0.33% due 10/1/31	10,000,000
11,295,000	South Dakota Housing Development Authority Revenue, Home Ownership Meeting, Series C-2 (SPA: Landesbank Hessen-Thuerigen), 0.35% due 5/1/32	11,295,000
6,675,000	South Dakota Housing Development Authority, Revenue Bonds, Homeownership, Series D, (SPA: Landesbank Hessen-Thuerigen), 0.35% due 11/1/31	6,675,000
9,745,000	Union County, North Carolina, General Obligation Unlimited, Series A, (SPA: Branch Banking & Trust), 0.30% due 3/1/29	9,745,000
4,895,000	University of Michigan, Revenue Bonds, 0.30% due 4/1/32	4,895,000
5,720,000	University of Michigan, Revenue Bonds, Series B, 0.25% due 4/1/28	5,720,000
4,100,000	University of North Carolina, Revenue Bonds, Series B, 0.23% due 12/1/25	4,100,000
	University of Texas, University Revenue, Financing System, Series B :
8,500,000	0.25% due 8/1/16	8,500,000
3,500,000	0.25% due 8/1/33	3,500,000
6,500,000	0.25% due 8/1/39	6,500,000
4,000,000	University of Texas, University Revenue, Refunding, Financing System, Series A, 0.23% due 8/15/13	4,000,000
1,700,000	Washington State, General Obligation Unlimited, Series VR 96A, (SPA: Landesbank Hessen-Thuerigen), 0.25% due 6/1/20	1,700,000
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Face
Amount		Value
VARIABLE/FLOATING RATE NOTES*,1 — (Continued)

	Weekly Variable/Floating Rate Notes — (Continued)
$12,600,000	Washington State, Housing Finance Commission, Single Family Program, (SPA: State Street Bank & Trust Co.), 0.35% due 6/1/48	$12,600,000
4,030,000	Westminster, Colorado, Multi-Family Housing Revenue, Refunding, Warwick Station Apartments, (FHLMC Insured), 0.32% due 12/1/23	4,030,000
1,220,000	Wisconsin State Health & Educational Facilities Authority Revenue, Goodwill Industries of North Central Wisconsin, (LOC: Wells Fargo Bank), 0.34% due 11/1/25	1,220,000
5,945,000	Wyoming Community Development Authority, Wyoming, Revenue Bonds, Single Family Mortgage, Series A, (LOC: Westdeutsche Landesbank), 0.45% due 12/1/35	5,945,000
13,000,000	Wyoming Community Development Authority, Wyoming, Revenue Bonds, Single Family Mortgage, Series A, (SPA: Westdeutsche Landesbank), 0.45% due 12/1/32	13,000,000
5,500,000	Wyoming Community Development Authority, Wyoming, Revenue Bonds, Single Family Mortgage, Series B, 0.35% due 12/1/33	5,500,000

	Total Weekly Variable/Floating Rate Notes (Cost $480,523,936)	480,523,936

	TOTAL VARIABLE/FLOATING RATE NOTES (Cost $705,294,936)	705,294,936

FIXED RATE NOTES* — 7.4%

1,750,000	California Health Facilities Finance Authority Revenue, Cedars Sinai Medical Center, Series A, 6.125% due 12/1/30	1,801,208
2,000,000	Columbus, Ohio, City School District, Bond Anticipation Notes, School Facilities Construction, General Obligation Unlimited, Series B, 1.50% due 12/16/09	2,005,940
1,000,000	Cook County, Illinois, Consolidated High School District No. 230, Palos & Orland Township, General Obligation Unlimited, (LOC: AMBAC), 4.60% due 12/1/12	1,013,956
1,000,000	Cook Kane Lake & MC Henry Counties, Illinois, Community College District 512, William Rainey Harper, General Obligation Unlimited, Series A, 2.00% due 12/1/09	1,005,301
5,000,000	District of Columbia, Tax & Revenue Anticipation Notes, General Obligation Unlimited, 2.50% due 9/30/09	5,011,484
1,000,000	Georgia State, General Obligation Unlimited, Series D, 5.80% due 11/1/12	1,032,388
2,800,000	JEA, Florida, Water & Sewer System Revenue, Series C, (SPA: FSA), 5.00% due 10/1/34	2,821,141
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Face
Amount		Value
FIXED RATE NOTES* — (Continued)

$1,000,000	King County, Washington, General Obligation Unlimited, Refunding, 5.25% due 12/1/09	$1,014,374
2,640,000	Kitsap County, Washington, Water District 16, Silverdale Water Revenue, (SPA: FSA), 5.05% due 9/1/24	2,650,448
1,795,000	Massachusetts State Water Pollution Control Revenue, Pool Program, Series 5, Prerefunded, 8/1/09 @101, 5.375% due 8/1/27	1,811,140
1,050,000	New Hampshire State Business Finance Authority Revenue, Alice Peck Day Health Systems, Refunding, Series A, 6.875% due 10/1/19	1,082,236
1,305,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax Secured Bond, Series A-1, 5.00% due 11/1/09	1,320,211
1,060,000	Ohio State University, General Receipts, Refunding, Series A, Prerefunded, 12/1/09 @ 101, 6.00% due 12/1/17	1,090,024
5,000,000	Oregon State, Tax Anticipation Notes, General Obligation Unlimited, 2.50% due 6/30/10	5,092,047
3,000,000	Pennsylvania State, General Obligation Unlimited, Prerefunded, 10/1/09 @ 101 (FGIC Insured), 5.75% due 10/1/15	3,056,628
1,000,000	Pennsylvania State, General Obligation Unlimited, Series 2, 5.50% due 10/1/13	1,018,373
1,615,000	Seattle, Washington, New Public Housing Authority, (U.S. Government Guaranteed), 4.875% due 8/1/09	1,615,000
1,500,000	Springfield, Massachusetts, General Obligation Unlimited, Prerefunded, 10/1/09 @ 101, 6.00% due 10/1/15	1,529,076
10,000,000	Texas State, Tax & Revenue Anticipation Notes, 3.00% due 8/28/09	10,010,556
3,250,000	Tulsa County, Oklahoma, Public Facilities Authority Capital Improvement Revenue, Prerefunded, 11/1/09 @ 102 (SPA: AMBAC), 6.25% due 11/1/22	3,362,923
3,715,000	Washington State, General Obligation Unlimited, Series B, Prerefunded, 1/1/10 @ 100, 6.00% due 1/1/12	3,802,326
1,250,000	Wisconsin State Health & Educational Facilities Authority Revenue, Health Care Development Inc. Project, Prerefunded 11/15/09 @ 101, 6.25% due 11/15/20	1,283,392
2,690,000	Wissahickon School District, Pennsylvania, General Obligation Unlimited, 2.00% due 11/15/09	2,697,853

	TOTAL FIXED RATE NOTES (Cost $57,128,025)	57,128,025

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2009 — (Unaudited)

Face
Amount		Value
TOTAL INVESTMENTS (Cost $762,422,961)[2]	99.1%	$762,422,961

OTHER ASSETS IN EXCESS OF LIABILITIES	0.9	7,237,240

NET ASSETS	100.0%	$769,660,201

*	Percentages indicated are based on net assets.

[1]	Demand Security; payable upon demand by the Fund with usually no more than thirty (30) calendar day’s notice. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

[2]	Aggregate cost for federal tax purposes was $762,422,961.
Abbreviations:

AMBAC	—	American Municipal Bond Assurance Corporation
DATES	—	Daily Adjustable Tax-Exempt Securities
FGIC	—	Financial Guaranty Insurance Corporation
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
LOC	—	Letter of Credit
SPA	—	Stand-By Purchase Agreement
UPDATES	—	Unit Price Demand Adjustable Tax-Exempt Securities
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2009 — (Unaudited)

Face
Amount		Value
AGENCY NOTES*— 6.3%

	Federal Home Loan Bank — 6.3%
$1,000,000	4.375% due 3/17/10	$1,024,477
2,500,000	5.00% due 9/18/09	2,514,185
10,000,000	4.25% due 11/20/09 [1]	10,115,710
7,000,000	3.375% due 2/27/13 [1]	7,281,554

		20,935,926

	TOTAL AGENCY NOTES (Cost $20,420,474)	20,935,926

MORTGAGE-BACKED SECURITIES*,2 — 31.3%

	Federal Home Loan Mortgage Corporation — 7.3%
3,798	# G00807, 9.50% due 3/1/21	3,864
3,077,862	# G12342, 5.50% due 8/1/21	3,231,172
504,478	# J03649, 5.50% due 10/1/21	528,818
925,314	# J03604, 5.50% due 10/1/21	969,959
1,361,136	# G12442, 6.00% due 11/1/21	1,444,035
2,063,303	# J03536, 5.50% due 11/1/21	2,162,853
954,698	# G18163, 5.50% due 1/1/22	1,000,760
3,998,475	# G13396, 5.50% due 12/1/23	4,188,270
122,580	# D78677, 8.00% due 3/1/27	138,737
49,486	# D84894, 8.00% due 12/1/27	56,034
1,065,417	# C00742, 6.50% due 4/1/29	1,148,953
616,641	# A57845, 7.00% due 2/1/37	666,752
3,370,585	# A68937, 6.00% due 11/1/37	3,536,006
1,761,608	# A68332, 5.50% due 11/1/37	1,826,594
3,042,875	# A70446, 5.00% due 12/1/37	3,115,527

		24,018,334

	Federal National Mortgage Association — 13.9%
4,839	# 313815, 6.50% due 1/1/11	5,018
57,159	# 535729, 6.50% due 2/1/16	61,377
51,862	# 535962, 6.50% due 5/1/16	55,783
29,617	# 595134, 6.50% due 7/1/16	31,856
199,577	# 596498, 6.00% due 7/1/16	213,135
30,578	# 608777, 6.50% due 10/1/16	32,890
448,193	# 625990, 5.50% due 12/1/16	474,159
54,981	# 643340, 6.50% due 3/1/17	59,138
107,683	# 555016, 6.50% due 10/1/17	115,825
915,650	# 686230, 5.50% due 2/1/18	968,126
1,059,458	# 254685, 5.00% due 4/1/18	1,107,423
1,052,786	# 740449, 5.50% due 9/1/18	1,113,122
891,464	# 768557, 5.50% due 2/1/19	942,555
306,452	# 255159, 5.50% due 3/1/19	324,015
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Face
Amount		Value
MORTGAGE-BACKED SECURITIES*,2 — (Continued)

	Federal National Mortgage Association — (Continued)
$9,965	# 313796, 9.50% due 2/1/21	$10,943
7,305	# 125275, 7.00% due 3/1/24	8,046
38,581	# 313795, 9.50% due 1/1/25	43,454
137,551	# 373328, 8.00% due 3/1/27	155,487
146,578	# 390895, 8.00% due 6/1/27	165,691
51,432	# 395715, 8.00% due 8/1/27	58,138
250,776	# 397602, 8.00% due 8/1/27	283,474
31,230	# 405845, 8.00% due 11/1/27	35,302
8,025	# 499335, 6.50% due 8/1/29	8,677
29,019	# 252806, 7.50% due 10/1/29	32,283
1,920	# 523497, 7.50% due 11/1/29	2,136
10,993	# 588945, 7.00% due 6/1/31	12,082
349,197	# 607862, 7.00% due 9/1/31	383,797
75,561	# 624571, 7.00% due 3/1/32	82,968
54,002	# 656872, 6.50% due 8/1/32	58,259
112,198	# 687575, 7.00% due 2/1/33	122,927
2,888,740	# 789856, 6.00% due 8/1/34	3,047,213
779,851	# 820811, 6.00% due 4/1/35	820,683
1,714,898	# 829202, 5.00% due 7/1/35	1,760,130
1,558,678	# 826586, 5.00% due 8/1/35	1,599,789
894,926	# 867021, 7.00% due 3/1/36	976,421
598,936	# 256216, 7.00% due 4/1/36	653,477
3,220,323	# 898412, 5.00% due 10/1/36	3,300,733
1,240,738	# 910894, 5.00% due 2/1/37	1,271,138
1,422,903	# 912456, 6.50% due 3/1/37	1,524,400
2,563,799	# 939512, 5.00% due 6/1/37	2,626,615
3,404,677	# 959877, 5.00% due 11/1/37	3,488,095
7,777,747	#973241, 5.00% due 3/1/38	7,967,872
5,510,242	# 975593, 5.00% due 6/1/38	5,644,939
4,045,608	# 257573, 5.50% due 2/1/39	4,195,888

		45,845,479

	Government National Mortgage Association — 10.1%
38,997	# 460389, 7.00% due 5/15/28	42,824
26,530	# 464049, 7.00% due 7/15/28	29,134
47,848	# 476259, 7.00% due 8/15/28	52,543
26,161	# 496632, 7.00% due 12/15/28	28,728
63,646	# 539971, 7.00% due 1/15/31	70,055
34,163	# 485264, 7.50% due 2/15/31	38,207
21,953	# 556417, 7.00% due 6/15/31	24,163
52,399	# 559304, 7.00% due 9/15/31	57,675
100,161	# 570289, 7.00% due 1/15/32	109,508
248,990	# 574687, 6.00% due 4/15/34	263,013
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Face
Amount		Value
MORTGAGE-BACKED SECURITIES*,2 — (Continued)

	Government National Mortgage Association — (Continued)
$1,742,624	# 652486, 5.50% due 4/15/36	$1,818,214
3,497,451	# 651859, 5.00% due 6/15/36	3,600,153
2,537,329	# 782150, 5.50% due 4/15/37	2,644,297
570,501	# 662521, 6.00% due 8/15/37	599,869
3,184,319	# 608508, 6.00% due 8/15/37	3,348,238
2,557,989	# 677545, 6.00% due 11/15/37	2,689,666
2,984,798	# 676291, 6.00% due 12/15/37	3,138,446
827,368	# 678831, 5.00% due 1/15/38	851,147
3,669,793	# 685836, 5.50% due 4/15/38	3,823,244
10,000,000	TBA, 5.00% due 8/1/39 [3]	10,265,620

		33,494,744

	TOTAL MORTGAGE-BACKED SECURITIES (Cost $100,075,500)	103,358,557

GOVERNMENT GUARANTEED CORPORATE NOTES*,4 — 10.8%

5,000,000	Bank of America Corp., 2.10% due 4/30/12[1]	5,029,230
8,000,000	Morgan Stanley, 3.25% due 12/1/11	8,301,288
5,000,000	Morgan Stanley, 2.25% due 3/13/12[1]	5,069,025
17,000,000	PNC Funding Corp., 2.30% due 6/22/12[1]	17,194,072

		35,593,615

	TOTAL GOVERNMENT GUARANTEED CORPORATE NOTES (Cost $35,136,632)	35,593,615

CORPORATE NOTES* — 34.5%

4,000,000	Bear Stearns Cos. LLC, 6.40% due 10/2/17	4,277,104
5,000,000	Chevron Corp., 3.95% due 3/3/14	5,210,370
7,000,000	General Electric Capital Corp., 5.875% due 2/15/12	7,417,242
6,000,000	General Electric Capital Corp., 5.625% due 5/1/18[1]	6,056,082
8,250,000	Goldman Sachs Group, Inc., 5.125% due 1/15/15	8,575,001
7,000,000	Goldman Sachs Group, Inc., 5.95% due 1/18/18	7,375,389
9,000,000	Hewlett-Packard Co., 6.125% due 3/1/14	10,107,153
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Face
Amount		Value
CORPORATE NOTES* — (Continued)

$10,000,000	IBM Corp., 8.375% due 11/1/19	$12,864,050
10,000,000	Johnson & Johnson, 5.55% due 8/15/17	11,164,300
10,200,000	JPMorgan Chase & Co., 5.15% due 10/1/15	10,320,462
8,000,000	PepsiCo, Inc., 5.00% due 6/1/18	8,377,936
3,000,000	PepsiCo, Inc., 7.90% due 11/1/18	3,775,431
4,000,000	Shell International Finance BV, 4.00% due 3/21/14	4,203,508
7,000,000	United Technologies Corp., 4.875% due 5/1/15	7,449,372
2,285,000	United Technologies Corp., 6.125% due 2/1/19	2,568,267
4,000,000	Wal-Mart Stores, Inc., 5.80% due 2/15/18[1]	4,416,060

	TOTAL CORPORATE NOTES (Cost $107,382,148)	114,157,727

US TREASURY NOTES/BONDS* — 14.0%

6,000,000	U.S. Treasury Bond, 7.875% due 2/15/21[1]	8,167,500
7,100,000	U.S. Treasury Bond, 6.125% due 8/15/29	8,830,625
1,800,000	U.S. Treasury Bond, 5.00% due 5/15/37[1]	2,002,500
9,314,240	U.S. Treasury Inflation Indexed Bonds (TIPS), 1.875% due 7/15/13	9,485,976
4,358,432	U.S. Treasury Inflation Indexed Bonds (TIPS), 1.625% due 1/15/18[1]	4,337,999
3,500,000	U.S. Treasury Note, 4.50% due 11/30/11[1]	3,757,306
2,300,000	U.S. Treasury Note, 2.75% due 2/28/13[1]	2,369,359
7,000,000	U.S. Treasury Notes, 4.00% due 2/15/14[1]	7,503,125

	TOTAL US TREASURY NOTES/BONDS (Cost $45,149,073)	46,454,390

REPURCHASE AGREEMENTS* — 5.2%

$17,000,000	With Bank of America Corp., dated 07/31/09, 0.16%, principal and interest in the amount of $17,000,227, due 8/3/09, (collateralized by U.S. Treasury Bill with an aggregate par value of $17,365,000, coupon rate of 0.000%, due 12/31/09, market value of $17,348,503)	17,000,000
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2009 — (Unaudited)

Face
Amount		Value
REPURCHASE AGREEMENTS* — (Continued)

$79,574	With State Street Bank and Trust Co., dated 7/31/09, 0.01%, principal and interest in the amount of $79,574, due 8/3/09, (collateralized by FN #770370 security with a par value of $80,185, coupon rate of 3.610%, due 4/1/34, market value of $81,173)	$79,574

	TOTAL REPURCHASE AGREEMENTS (Cost $17,079,574)	17,079,574

INVESTMENT OF SECURITY LENDING COLLATERAL* — 18.4%

60,715,403	State Street Navigator Securities Lending Prime Portfolio	60,715,403

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $60,715,403)	60,715,403

TOTAL INVESTMENTS (Cost $385,958,804)[5]	120.5%	$398,295,192

LIABILITIES IN EXCESS OF OTHER ASSETS	(20.5)	(67,765,252)

NET ASSETS	100.0%	$330,529,940

*	Percentages indicated are based on net assets.

[1]	Securities or partial securities on loan. See Note 1.

[2]	Represents current face amount at July 31, 2009.

[3]	When-issued security.

[4]	Government Guaranteed Corporate Notes are issued through The FDIC sponsored, Temporary Liquidity Government Guarantee Program.

[5]	Aggregate cost for federal tax purposes was $385,958,804.

Abbreviations:

FN	— Federal National Mortgage Association

TBA	— To be announced

TIPS	— Treasury Inflation Protected Security
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2009 — (Unaudited)

Shares		Value
COMMON STOCKS* — 99.3%

	Aerospace & Defense — 3.6%
69,700	Honeywell International, Inc.	$2,418,590
25,570	Lockheed Martin Corp.	1,911,613

		4,330,203

	Beverages — 1.1%
23,900	PepsiCo, Inc.	1,356,325

	Biotechnology — 1.8%
45,100	Gilead Sciences, Inc.[1]	2,206,743

	Capital Markets — 6.3%
88,500	Charles Schwab Corp. (The)	1,581,495
35,130	Franklin Resources, Inc.	3,115,328
50,600	Northern Trust Corp.	3,026,386

		7,723,209

	Communications Equipment — 3.1%
174,000	Cisco Systems, Inc.[1]	3,829,740

	Computers & Peripherals — 6.3%
16,700	Apple, Inc.[1]	2,728,613
59,859	Hewlett-Packard Co.	2,591,895
20,000	International Business Machines Corp.	2,358,600

		7,679,108

	Consumer Finance — 1.0%
43,600	American Express Co.	1,235,188

	Diversified Consumer Services — 1.7%
21,575	ITT Educational Services, Inc.[1]	2,100,326

	Diversified Financial Services — 3.0%
11,550	IntercontinentalExchange, Inc.[1]	1,086,393
67,200	JPMorgan Chase & Co.	2,597,280

		3,683,673

	Electric Utilities — 1.8%
67,600	Edison International	2,184,832

	Electrical Equipment — 1.5%
50,400	Emerson Electric Co.	1,833,552

	Electronic Equipment, Instruments & Components — 3.6%
75,240	Amphenol Corp. — Class A	2,509,254
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	Electronic Equipment, Instruments & Components — (Continued)
89,300	Flir Systems, Inc.[1]	$1,919,057

		4,428,311

	Energy Equipment & Services — 4.2%
67,100	Baker Hughes, Inc.	2,717,550
173,000	Patterson-UTI Energy, Inc.	2,389,130

		5,106,680

	Food Products — 6.2%
56,530	Campbell Soup Co.	1,754,126
77,900	HJ Heinz Co.	2,996,034
58,700	Kellogg Co.	2,788,250

		7,538,410

	Health Care Equipment & Supplies — 3.8%
39,200	Baxter International, Inc.	2,209,704
69,100	Varian Medical Systems, Inc.[1]	2,437,157

		4,646,861

	Health Care Providers & Services — 3.8%
33,265	Express Scripts, Inc.[1]	2,329,881
34,300	Laboratory Corp. of America Holdings[1]	2,304,617

		4,634,498

	Household Durables — 1.4%
2,820	NVR, Inc.[1,2]	1,695,243

	Household Products — 4.0%
23,400	Colgate-Palmolive Co.	1,695,096
49,700	Energizer Holdings, Inc.[1]	3,183,782

		4,878,878

	Industrial Conglomerates — 2.4%
148,000	McDermott International, Inc.[1]	2,891,920

	Insurance — 3.2%
37,800	ACE, Ltd.	1,854,468
47,030	Travelers Cos., Inc. (The)	2,025,582

		3,880,050

	IT Services — 2.1%
72,000	Accenture, Ltd. — Class A	2,525,040

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	Life Sciences Tools & Services — 2.3%
56,800	Waters Corp.[1]	$2,854,200

	Media — 3.4%
75,100	McGraw-Hill Cos. (The), Inc.	2,354,385
54,500	Omnicom Group, Inc.	1,853,000

		4,207,385

	Metals & Mining — 3.4%
37,150	BHP Billiton Ltd. ADR	2,338,964
39,608	Nucor Corp.	1,761,368

		4,100,332

	Multi-Utilities — 1.6%
58,910	Dominion Resources, Inc.	1,991,158

	Oil, Gas & Consumable Fuels — 8.4%
33,000	Apache Corp.	2,770,350
38,700	Chevron Corp.	2,688,489
39,140	Exxon Mobil Corp.	2,755,065
116,905	Valero Energy Corp.	2,104,290

		10,318,194

	Pharmaceuticals — 2.2%
44,500	Johnson & Johnson	2,709,605

	Professional Services — 1.5%
25,395	Dun & Bradstreet Corp.	1,828,186

	Road & Rail — 1.5%
51,300	Landstar System, Inc.	1,881,684

	Semiconductors & Semiconductor Equipment — 1.5%
61,700	Lam Research Corp.[1,2]	1,854,702

	Software — 4.1%
99,500	Microsoft Corp.	2,340,240
122,570	Oracle Corp.	2,712,474

		5,052,714

	Textiles, Apparel & Luxury Goods — 2.5%
104,600	Coach, Inc.	3,095,114

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2009 — (Unaudited)

Shares/
Face Amount		Value
COMMON STOCKS* — (Continued)

	Trading Companies & Distributors — 1.0%
12,885	WW Grainger, Inc.	$1,158,490

	TOTAL COMMON STOCKS (Cost $117,631,223)	121,440,554

REPURCHASE AGREEMENT* — 0.6%

806,471	With State Street Bank and Trust Co., dated 7/31/09, 0.01%, principal and interest in the amount of $806,472, due 8/3/09, (collateralized by a FN #770370 security with a par value of $812,986, coupon rate of 3.610%, due 4/1/34, market value of $823,005)	806,471

	TOTAL REPURCHASE AGREEMENT (Cost $806,471)	806,471

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 1.2%

1,425,561	State Street Navigator Securities Lending Prime Portfolio	1,425,561

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $1,425,561)	1,425,561

TOTAL INVESTMENTS (Cost $119,863,255)[3]	101.1%	$123,672,586

LIABILITIES IN EXCESS OF OTHER ASSETS	(1.1)	(1,328,635)

NET ASSETS	100.0%	$122,343,951

*	Percentages indicated are based on net assets.

[1]	Non income-producing security.

[2]	Securities or partial securities on loan. See Note 1.

[3]	Aggregate cost for federal tax purposes was $120,483,578.

Abbreviations:

ADR	— American Depositary Receipt

FN	— Federal National Mortgage Association
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2009 — (Unaudited)

Shares		Value
COMMON STOCKS* — 97.3%

	Aerospace & Defense — 3.3%
98,286	BE Aerospace, Inc.[1]	$1,588,302
61,608	LMI Aerospace, Inc.[1]	560,633
33,600	Teledyne Technologies, Inc.[1]	1,099,728

		3,248,663

	Airlines — 1.1%
172,360	Hawaiian Holdings, Inc.[1]	1,101,380

	Apparel Retailers — 2.3%
44,898	Citi Trends, Inc.[1,2]	1,311,022
298,697	Wet Seal, Inc. (The) — Class A1	985,700

		2,296,722

	Banking — 7.7%
43,150	Bancorpsouth, Inc.	970,875
33,561	Bank of Hawaii Corp.	1,287,735
30,204	City Holding Co.	973,173
96,488	Flushing Financial Corp.	1,023,738
60,769	Glacier Bancorp, Inc.	946,173
51,660	SVB Financial Group[1,2]	1,821,015
86,539	Wilshire Bancorp, Inc.	636,927

		7,659,636

	Basic Industry — 1.2%
23,004	Silgan Holdings, Inc.	1,156,181

	Beverages, Food & Tobacco — 1.9%
25,863	American Italian Pasta Co. — Class A1	813,650
24,092	J & J Snack Foods Corp.	1,044,147

		1,857,797

	Chemicals — 3.0%
56,710	LSB Industries, Inc.[1]	1,007,169
57,053	Tupperware Brands Corp.	1,943,796

		2,950,965

	Coal — 0.9%
27,374	Alpha Natural Resources, Inc.[1,2]	911,828

	Commercial Services — 2.7%
16,751	Capella Education Co.[1,2]	1,078,094
14,143	Huron Consulting Group, Inc.[1,2]	627,242
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	Commercial Services — (Continued)
23,107	Michael Baker Corp.[1]	$985,514

		2,690,850

	Communications — 7.3%
106,796	ADC Telecommunications, Inc.[1,2]	777,475
88,137	Arris Group, Inc.[1]	1,073,509
36,318	Comtech Telecommunications Corp.[1,2]	1,157,454
153,542	Harmonic, Inc.[1]	1,064,046
49,503	InterDigital, Inc.[1]	1,465,784
68,096	Seachange International, Inc.[1]	623,078
62,926	Syniverse Holdings, Inc.[1]	1,103,093

		7,264,439

	Computer Software & Processing — 3.6%
54,057	Cybersource Corp.[1]	937,348
74,224	Net 1 UEPS Technologies, Inc.[1]	1,251,417
67,889	Sykes Enterprises, Inc.[1]	1,350,991

		3,539,756

	Computers & Information — 1.4%
65,574	ENGlobal Corp.[1]	318,034
67,750	Sigma Designs, Inc.[1,2]	1,095,517

		1,413,551

	Containers & Packaging — 0.5%
30,564	Bway Holding Co.[1]	487,496

	Electrical Equipment — 2.2%
29,475	AZZ, Inc.[1,2]	1,142,156
50,461	EnerSys[1]	998,623

		2,140,779

	Electronics — 2.3%
150,904	GT Solar International, Inc.[1,2]	935,605
63,886	Oplink Communications, Inc.[1]	812,630
19,972	Synaptics, Inc.[1,2]	478,729

		2,226,964

	Entertainment & Leisure — 2.5%
26,589	DreamWorks Animation SKG, Inc. — Class A1	837,819
46,348	WMS Industries, Inc.[1]	1,675,944

		2,513,763

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	Financial Services — 4.8%
79,929	BioMed Realty Trust, Inc., REIT	$933,571
134,826	Brandywine Realty Trust, REIT	1,102,876
108,714	DuPont Fabros Technology, Inc. REIT	1,163,240
62,186	SL Green Realty Corp.	1,603,155

		4,802,842

	Health Care — 0.9%
23,493	Emergency Medical Services[1]	919,516

	Health Care Providers — 9.5%
38,236	Amedisys, Inc.[1,2]	1,709,532
86,902	CryoLife, Inc.[1]	441,462
34,398	Genoptix, Inc.[1,2]	1,077,001
30,684	Mednax, Inc.[1]	1,422,204
31,044	MWI Veterinary Supply, Inc.[1]	1,191,469
59,517	Psychiatric Solutions, Inc.[1]	1,608,149
126,551	Sun Healthcare Group, Inc.[1]	1,231,341
27,448	VCA Antech, Inc.[1]	702,120

		9,383,278

	Heavy Machinery — 3.8%
57,774	Harbin Electric, Inc.[1]	913,985
11,235	SPX Corp.	593,433
70,838	Titan Machinery, Inc.[1,2]	880,516
71,556	Woodward Governor Co.	1,405,360

		3,793,294

	Home Construction, Furnishings & Appliances — 1.0%
36,678	Fossil, Inc.[1]	966,099

	Industrial — 3.3%
39,434	Crane Co.	836,789
32,242	Gardner Denver, Inc.[1]	941,144
30,684	Middleby Corp. (The)[1]	1,500,448

		3,278,381

	Insurance — 3.3%
28,167	IPC Holdings, Ltd.	815,153
41,951	Platinum Underwriters Holdings, Ltd.	1,415,846
21,215	ProAssurance Corp.[1]	1,077,298

		3,308,297

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	Medical Supplies — 1.0%
25,890	ICU Medical, Inc.[1]	$1,007,898

	Metals — 0.6%
31,164	Carpenter Technology Corp.	582,455

	Oil & Gas — 4.2%
50,776	Berry Petroleum Co. — Class A	1,204,407
143,234	Mariner Energy, Inc.[1,2]	1,717,375
49,143	Vectren Corp.	1,206,952

		4,128,734

	Pharmaceuticals — 1.2%
61,848	Cubist Pharmaceuticals, Inc.[1]	1,228,920

	Real Estate Investment Trusts — 1.2%
41,905	Entertainment Properties Trust	1,144,426

	Restaurants — 2.6%
65,085	Jack In The Box, Inc.[1]	1,373,294
62,807	Red Robin Gourmet Burgers, Inc.[1,2]	1,175,747

		2,549,041

	Retailers — 1.3%
39,154	FGX International Holdings, Ltd.[1]	517,224
20,339	Marvel Entertainment, Inc.[1,2]	804,611

		1,321,835

	Technology — 4.0%
65,084	Avocent Corp.[1]	1,009,453
31,428	Commscope, Inc.[1,2]	804,557
31,164	Digital River, Inc.[1]	1,101,647
39,838	MICROS Systems, Inc.[1]	1,091,163

		4,006,820

	Telecommunications — 5.9%
30,085	Atlantic Tele-Network, Inc.	1,261,464
48,777	j2 Global Communications, Inc.[1]	1,170,160
97,402	MasTec, Inc.[1,2]	1,008,111
62,229	NTELOS Holdings Corp.	963,927
170,561	TeleCommunication Systems, Inc. — Class A1	1,412,245

		5,815,907

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2009 — (Unaudited)

Shares/
Face Amount		Value
COMMON STOCKS* — (Continued)

	Telephone Systems — 1.3%
216,378	Brightpoint, Inc.[1]	$1,285,285

	Textiles, Clothing & Fabrics — 2.4%
11,507	Deckers Outdoor Corp.[1]	777,988
23,133	Phillips-Van Heusen Corp.	818,446
35,958	True Religion Apparel, Inc.[1]	804,021

		2,400,455

	Transportation — 1.1%
20,377	Gulfmark Offshore, Inc.[1]	651,860
21,575	Hornbeck Offshore Services, Inc.[1,2]	469,904

		1,121,764

	TOTAL COMMON STOCKS (Cost $90,759,399)	96,506,017

REPURCHASE AGREEMENT* — 1.9%

$1,925,907	With State Street Bank and Trust Co., dated 7/31/09, 0.01%, principal and interest in the amount of $1,925,909, due 8/3/09, (collateralized by FN #725359 security with a par value of $1,122,300, coupon rate of 3.429% due 4/1/34, market value of $1,130,000, FN #770370 security with a par value of $824,568, coupon rate of 3.610%, 4/1/34, market value of $834,730)	1,925,907

	TOTAL REPURCHASE AGREEMENT (Cost $1,925,907)	1,925,907

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 15.7%

15,581,417	State Street Navigator Securities Lending Prime Portfolio	15,581,417

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $15,581,417)	15,581,417

TOTAL INVESTMENTS (Cost $108,266,723)[3]	114.9%	$114,013,341

LIABILITIES IN EXCESS OF OTHER ASSETS	(14.9)	(14,818,515)

NET ASSETS	100.0%	$99,194,826

*	Percentages indicated are based on net assets.

[1]	Non income-producing security.

[2]	Securities or partial securities on loan. See Note 1.

[3]	Aggregate cost for federal tax purposes was $109,523,224.

Abbreviations:

FN	— Federal National Mortgage Association

REIT	— Real Estate Investment Trust
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2009 — (Unaudited)

Shares		Value
COMMON STOCKS* — 98.2%

	Advertising — 1.0%
10,045	Omnicom Group, Inc.	$341,530

	Aerospace & Defense — 1.3%
9,490	Raytheon Co.	445,556

	Apparel Retailers — 1.7%
18,855	Coach, Inc.	557,919

	Banking — 10.9%
35,910	Capital One Financial Corp.	1,102,437
17,745	Comerica, Inc.	423,041
61,045	Discover Financial Services	725,215
13,860	M&T Bank Corp.	808,315
138,750	Regions Financial Corp.	613,275

		3,672,283

	Beverages, Food & Tobacco — 3.0%
16,960	Archer-Daniels-Midland Co.	510,835
11,600	Reynolds American, Inc.	504,716

		1,015,551

	Communications — 1.0%
11,115	Harris Corp.	348,011

	Computer Software & Processing — 1.1%
17,545	CA, Inc.	370,901

	Computers & Information — 1.2%
28,935	Dell, Inc.[1,2]	387,150

	Consumer Services — 1.1%
14,700	Disney (Walt) Co.	369,264

	Cosmetics & Personal Care — 3.0%
18,120	Procter & Gamble Co. (The)	1,005,841

	Electric Utilities — 5.0%
17,550	Ameren Corp.	446,297
14,640	DTE Energy Co.	504,494
7,747	Edison International	250,383
13,300	SCANA Corp.	470,155

		1,671,329

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	Electronics — 2.0%
12,105	Analog Devices, Inc.	$331,314
19,615	MEMC Electronic Materials, Inc.[1]	345,616

		676,930

	Financial Services — 6.8%
34,755	Legg Mason, Inc.	978,006
39,675	Nasdaq Stock Market, Inc. (The)[1,2]	838,333
17,935	NYSE Euronext	483,348

		2,299,687

	Health Care — 2.2%
13,955	WellPoint, Inc.[1]	734,591

	Heavy Construction — 1.3%
21,865	McDermott International, Inc.[1]	427,242

	Heavy Machinery — 11.3%
11,815	Caterpillar, Inc.	520,569
26,300	National Oilwell Varco, Inc.[1]	945,222
12,005	Rockwell Automation, Inc.	497,127
31,270	Smith International, Inc.	785,815
8,535	Stanley Works (The)	342,680
20,285	Varian Medical Systems, Inc.[1,2]	715,452

		3,806,865

	Insurance — 5.9%
30,360	Allstate Corp.	816,987
25,640	Assurant, Inc.	654,333
12,851	Torchmark Corp.	501,960

		1,973,280

	Lodging — 1.7%
24,110	Starwood Hotels & Resorts Worldwide, Inc.	569,237

	Medical Supplies — 4.0%
19,035	Medtronic, Inc.	674,220
14,395	Zimmer Holdings, Inc.[1]	670,807

		1,345,027

	Metals & Mining — 1.7%
14,770	United States Steel Corp.	587,108

	Oil & Gas — 14.0%
15,655	Chesapeake Energy Corp.	335,643
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	Oil & Gas — (Continued)
22,395	ConocoPhillips	$978,886
41,355	Nabors Industries, Ltd.[1]	703,862
7,910	Transocean, Ltd.[1,2]	630,348
51,515	Valero Energy Corp.	927,270
49,660	Williams Cos., Inc.	828,825
8,145	XTO Energy, Inc.	327,673

		4,732,507

	Pharmaceuticals — 3.6%
25,000	AmerisourceBergen Corp.	493,000
14,395	McKesson Corp.	736,304

		1,229,304

	Retailers — 3.5%
18,375	CVS Caremark Corp.	615,195
18,600	J.C. Penney Co., Inc. (Holding Co.)	560,790

		1,175,985

	Software — 1.0%
15,100	Autodesk, Inc.[1]	329,331

	Telecommunications — 6.1%
35,415	AT&T, Inc.	928,935
27,525	NII Holdings, Inc. — Class B1,2	633,626
19,585	Telephone & Data Systems, Inc.	504,118

		2,066,679

	Transportation — 2.8%
17,420	Carnival Corp.[2]	487,586
11,775	CSX Corp.	472,413

		959,999

	TOTAL COMMON STOCKS (Cost $30,683,362)	33,099,107

EXCHANGE-TRADED FUND* — 0.5%

3,565	iShares Russell 1000 Value Index Fund	181,637

	TOTAL EXCHANGE-TRADED FUND (Cost $165,381)	181,637

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2009 — (Unaudited)

Face
Amount		Value
REPURCHASE AGREEMENT* — 1.2%

$415,318	With State Street Bank and Trust Co., dated 7/31/09, 0.01%, principal and interest in the amount of $415,318, due 8/3/09 (collateralized by FH #781387 security with a par value of $419,139 coupon rate of 3.242% due 4/1/34, market value of $423,789)	$415,318

	TOTAL REPURCHASE AGREEMENT (Cost $415,318)	415,318

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 9.6%

3,234,970	State Street Navigator Securities Lending Prime Portfolio	3,234,970

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $3,234,970)	3,234,970

TOTAL INVESTMENTS (Cost $34,499,031)[3]	109.5%	$36,931,032

LIABILITIES IN EXCESS OF OTHER ASSETS	(9.5)	(3,207,958)

NET ASSETS	100.0%	$33,723,074

*	Percentages indicated are based on net assets.

[1]	Non income-producing security.

[2]	Securities or partial securities on loan. See Note 1.

[3]	Aggregate cost for federal tax purposes was $34,621,001.

Abbreviations:

FH	— Federal Home Loan Mortgage Corporation
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2009 — (Unaudited)

Shares		Value
COMMON STOCKS* — 98.5%

	United Kingdom — 21.2%
291,122	Aggreko PLC[1]	$2,660,087
88,605	AstraZeneca PLC	4,148,727
860,700	Aviva PLC	5,042,931
989,730	BAE Systems PLC	5,075,615
153,347	BHP Billiton PLC	4,003,758
818,043	BP Amoco PLC	6,794,239
149,701	Carnival PLC	4,361,187
234,831	GlaxoSmithKline PLC	4,507,222
467,000	Marks & Spencer Group PLC	2,697,197
702,497	National Express Group PLC	3,963,450
365,978	Petrofac, Ltd.	4,588,167
1,004,202	Prudential PLC	7,519,257
803,534	Rexam PLC	3,167,742
292,194	Rexam PLC, Rights[2]	419,762
847,178	Rolls-Royce Group PLC[2]	5,862,336
127,670	Signet Jewelers, Ltd.	2,818,954
217,935	Travis Perkins PLC	2,965,184
3,158,353	Vodafone Group PLC	6,473,494
131,881	Wellstream Holdings PLC	1,199,537

		78,268,846

	Japan — 15.6%
100,500	Astellas Pharma, Inc.	3,834,135
478	Central Japan Railway Co.[1]	2,884,417
118,400	Daito Trust Construction Co., Ltd.	5,830,848
469	INPEX Corp.	3,588,439
1,326	Japan Tobacco, Inc.	3,839,619
108,000	JGC Corp.	1,871,810
637	KDDI Corp.	3,379,382
142,000	Mitsubishi Corp.	2,836,248
555,000	Mitsubishi Gas Chemical Co., Inc.	3,419,445
13,961	Nintendo Co, Ltd.	3,775,556
94,300	Nippon Telegraph and Telephone Corp.	3,896,571
44,100	Shimamura Co, Ltd.[1]	3,989,390
89,900	Shin-Etsu Chemical Co., Ltd.	4,845,337
73,900	Takeda Pharmaceutical Co., Ltd.	2,991,144
136,500	Trend Micro, Inc.[1]	4,717,094
28,240	Yamada Denki Co, Ltd.[1]	1,766,772

		57,466,207

	France — 13.2%
327,679	AXA	6,926,213
59,787	BNP Paribas	4,358,715
77,218	Cap Gemini SA	3,565,354
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	France — (Continued)
59,599	Casino Guichard Perrachon	$4,107,159
93,349	Compagnie de Saint-Gobain[1]	3,785,280
92,875	LaFarge SA1	6,708,749
78,315	Sanofi-Aventis	5,130,162
110,533	Total SA	6,129,983
197,980	Vivendi	5,086,308
67,619	Wendel[1]	2,697,601

		48,495,524

	Germany — 9.1%
59,921	Allianz AG	5,910,051
123,526	BASF AG1	6,190,323
54,953	Deutsche Bank AG1	3,555,148
295,490	Deutsche Lufthansa AG	3,992,613
113,733	Hannover Rueckversicherung AG1,2	4,628,057
71,088	Metro AG1	4,116,700
60,503	RWE AG	5,109,417

		33,502,309

	Switzerland — 5.5%
155,234	Novartis AG	7,109,111
34,044	Roche Holding AG	5,367,907
39,021	Zurich Financial Services AG	7,668,002

		20,145,020

	Spain — 5.3%
563,595	Banco Santander SA1	8,161,442
1,542,200	Mapfre SA	5,759,013
232,920	Telefonica SA	5,794,724

		19,715,179

	Italy — 3.1%
248,861	ENI SPA	5,792,274
175,858	Fiat SPA	1,150,485
736,830	Mediaset SPA[1]	4,455,488

		11,398,247

	Denmark — 3.1%
103,929	Carlsberg AS	7,210,799
214,900	H. Lundbeck AS1	4,164,570

		11,375,369

	Norway — 3.0%
279,573	StatoilHydro ASA	5,975,098
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	Norway — (Continued)
531,700	Telenor ASA[2]	$4,904,570

		10,879,668

	Australia — 2.8%
124,500	Macquarie Group, Ltd.	4,583,607
276,865	National Australia Bank, Ltd.	5,633,757

		10,217,364

	Brazil — 2.6%
60,684	Brasil Telecom Participacoes SA, Sponsored ADR	2,567,540
221,415	Cia Paranaense de Energia, Sponsored ADR	3,436,361
87,640	Petroleo Brasileiro SA, Sponsored ADR	3,614,273

		9,618,174

	Netherlands — 2.4%
466,908	Reed Elsevier N.V.	4,893,967
149,816	SBM Offshore N.V.[1]	2,865,608
40,069	TNT N.V., ADR	953,642

		8,713,217

	China — 2.2%
6,005,000	Bank of China, Ltd.	2,990,858
6,568,000	Huaneng Power International, Inc.	5,186,568

		8,177,426

	Hong Kong — 2.0%
2,224,100	China Petroleum & Chemical Corp.	2,005,982
741,700	Hutchison Whampoa, Ltd.	5,555,536

		7,561,518

	Singapore — 1.5%
4,309,000	Raffles Education Corp, Ltd.[1]	1,946,183
1,564,000	SembCorp Industries, Ltd.	3,488,476

		5,434,659

	Greece — 1.2%
204,547	Public Power Corp.[2]	4,460,573

	Austria — 1.2%
109,521	OMV AG	4,347,391

	Canada — 1.0%
241,991	Talisman Energy, Inc.	3,740,218

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2009 — (Unaudited)

Shares/
Face Amount		Value
COMMON STOCKS* — (Continued)

	Sweden — 0.9%
207,300	Assa Abloy AB — Class B1	$3,418,611

	Taiwan — 0.8%
209,418	MediaTek, Inc.	3,009,650

	Cayman Islands — 0.4%
47,500	Sina Corp[2]	1,576,050

	Panama — 0.4%
38,200	Copa Holdings SA — Class A	1,548,628

	TOTAL COMMON STOCKS (Cost $323,003,512)	363,069,848

REPURCHASE AGREEMENT* — 0.4%

$1,368,298	With State Street Bank and Trust Co., dated 7/31/09, 0.01%, principal and interest in the amount of $1,368,299, due 8/3/09 (collateralized by a FN # 770433 security with a par value of $881,730, coupon rate of 3.344% due 4/1/34, market value of $881,807, FN # 770370 security with a par value of $454,825, coupon rate of 3.610% due 4/1/34, market value of $460,432, FN # 770734 security with a par value of $52,425, coupon rate of 3.585% due 4/1/34, market value of $53,758)	1,368,298

	TOTAL REPURCHASE AGREEMENT (Cost $1,368,298)	1,368,298

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 11.3%

41,473,362	State Street Navigator Securities Lending Prime Portfolio	41,473,362

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $41,473,362)	41,473,362

TOTAL INVESTMENTS (Cost $365,845,172)[3]	110.2%	$405,911,508

LIABILITIES IN EXCESS OF OTHER ASSETS	(10.2)	(37,524,448)

NET ASSETS	100.0%	$368,387,060

*	Percentages indicated are based on net assets.

[1]	Securities or partial securities on loan. See Note 1.

[2]	Non income-producing security.

[3]	Aggregate cost for federal tax purposes was $373,552,387.
Abbreviations:
ADR   —     American Depositary Receipt
FN      —     Federal National Mortgage Association
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2009 — (Unaudited)

Shares		Value
COMMON STOCKS* — 97.4%

	United Kingdom — 21.7%
94,932	Aggreko PLC	$867,428
32,390	AstraZeneca PLC	1,516,588
288,086	Aviva PLC	1,687,926
321,412	BAE Systems PLC	1,648,291
53,180	BHP Billiton PLC	1,388,484
261,016	BP Amoco PLC	2,167,863
50,058	Carnival PLC	1,458,322
105,205	GlaxoSmithKline PLC	2,019,249
152,570	Marks & Spencer Group PLC	881,181
236,932	National Express Group PLC	1,336,757
123,098	Petrofac, Ltd.	1,543,246
321,868	Prudential PLC	2,410,081
262,991	Rexam PLC	1,036,780
95,633	Rexam PLC, Rights[1]	137,385
255,470	Rolls-Royce Group PLC[1]	1,767,812
62,721	Signet Jewelers, Ltd.	1,384,880
72,739	Travis Perkins PLC	989,674
1,079,990	Vodafone Group PLC	2,213,593
43,975	Wellstream Holdings PLC	399,979

		26,855,519

	Japan — 15.9%
37,300	Astellas Pharma, Inc.	1,423,017
165	Central Japan Railway Co.[2]	995,667
41,200	Daito Trust Construction Co., Ltd.	2,028,978
162	INPEX Corp.	1,239,503
447	Japan Tobacco, Inc.	1,294,351
35,000	JGC Corp.	606,605
275	KDDI Corp.	1,458,917
48,300	Mitsubishi Corp.	964,724
203,000	Mitsubishi Gas Chemical Co., Inc.	1,250,716
3,966	Nintendo Co, Ltd.	1,072,549
33,200	Nippon Telegraph and Telephone Corp.	1,371,857
14,400	Shimamura Co, Ltd.[2]	1,302,658
29,300	Shin-Etsu Chemical Co., Ltd.	1,579,181
24,900	Takeda Pharmaceutical Co., Ltd.	1,007,841
44,300	Trend Micro, Inc.[2]	1,530,896
9,470	Yamada Denki Co, Ltd.[2]	592,469

		19,719,929

	France — 11.9%
55,849	AXA	1,180,491
19,494	BNP Paribas	1,421,192
25,157	Cap Gemini SA	1,161,563
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	France — (Continued)
18,787	Casino Guichard Perrachon[2]	$1,294,673
30,413	Compagnie de Saint-Gobain[2]	1,233,240
30,218	LaFarge SA	2,182,772
25,861	Sanofi-Aventis	1,694,070
36,599	Total SA	2,029,722
64,344	Vivendi	1,653,063
22,030	Wendel[2]	878,868

		14,729,654

	Germany — 8.0%
18,136	Allianz AG	1,788,766
21,676	BASF AG	1,086,261
18,299	Deutsche Bank AG2	1,183,842
92,332	Deutsche Lufthansa AG	1,247,575
39,434	Hannover Rueckversicherung AG1,2	1,604,660
22,998	Metro AG2	1,331,812
19,649	RWE AG	1,659,338

		9,902,254

	Switzerland — 4.9%
52,346	Novartis AG	2,397,242
10,993	Roche Holding AG	1,733,328
9,626	Zurich Financial Services AG	1,891,602

		6,022,172

	Spain — 4.8%
162,436	Banco Santander SA2	2,352,242
528,041	Mapfre SA	1,971,855
66,782	Telefonica SA	1,661,443

		5,985,540

	Australia — 3.5%
65,433	Macquarie Group, Ltd.[2]	2,408,989
91,836	National Australia Bank, Ltd.	1,868,715

		4,277,704

	Brazil — 3.3%
32,808	Brasil Telecom Participacoes SA, Sponsored ADR	1,388,107
72,210	Cia Paranaense de Energia, Sponsored ADR	1,120,699
39,075	Petroleo Brasileiro SA, Sponsored ADR	1,611,453

		4,120,259

	Norway — 3.2%
90,778	StatoilHydro ASA	1,940,128
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	Norway — (Continued)
222,387	Telenor ASA[1]	$2,051,369

		3,991,497

	Netherlands — 3.1%
151,627	Reed Elsevier N.V.	1,589,301
49,087	SBM Offshore N.V.	938,913
55,625	TNT N.V.[2]	1,321,239

		3,849,453

	Denmark — 3.0%
34,144	Carlsberg AS	2,368,978
71,346	H. Lundbeck AS2	1,382,622

		3,751,600

	Italy — 3.0%
79,845	ENI SPA	1,858,403
58,339	Fiat SPA	381,661
240,058	Mediaset SPA[2]	1,451,591

		3,691,655

	China — 2.1%
1,959,430	Bank of China, Ltd.	975,916
2,130,000	Huaneng Power International, Inc.	1,682,002

		2,657,918

	Hong Kong — 1.5%
721,154	China Petroleum & Chemical Corp.	647,639
163,030	Hutchison Whampoa, Ltd.	1,221,139

		1,868,778

	Singapore — 1.5%
1,438,000	Raffles Education Corp, Ltd.	649,481
513,990	SembCorp Industries, Ltd.	1,146,446

		1,795,927

	Canada — 1.2%
100,112	Talisman Energy, Inc.	1,547,333

	Greece — 1.2%
66,641	Public Power Corp.[1]	1,453,246

	Austria — 1.1%
35,567	OMV AG	1,411,817

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2009 — (Unaudited)

Shares/
Face Amount		Value
COMMON STOCKS* — (Continued)

	Sweden — 0.9%
70,330	Assa Abloy AB — Class B2	$1,159,821

	Taiwan — 0.8%
68,136	MediaTek, Inc.	979,216

	Panama — 0.4%
12,500	Copa Holdings SA — Class A	506,750

	Cayman Islands — 0.4%
14,900	Sina Corp[1]	494,382

	TOTAL COMMON STOCKS (Cost $116,952,910)	120,772,424

REPURCHASE AGREEMENT* — 1.4%
1,728,346	With State Street Bank and Trust Co., dated 7/31/09, 0.01%, principal and interest in the amount of $1,728,347, due 8/3/09 (collateralized by a FG #781387 security with a par value of $1,114,106, coupon rate of 3.242% due 4/1/34, market value of $1,126,464, FN #725359 security with a par value of $632,744, coupon rate 3.249%, due 4/1/34, market value $637,085)	1,728,346

	TOTAL REPURCHASE AGREEMENT (Cost $1,728,346)	1,728,346

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 13.3%

16,489,629	State Street Navigator Securities Lending Prime Portfolio	16,489,629

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $16,489,629)	16,489,629

TOTAL INVESTMENTS (Cost $135,170,885)[3]	112.1%	$138,990,399

LIABILITIES IN EXCESS OF OTHER ASSETS	(12.1)	(15,048,012)

NET ASSETS	100.0%	$123,942,387

*	Percentages indicated are based on net assets.

[1]	Non income-producing security.

[2]	Securities or partial securities on loan. See Note 1.

[3]	Aggregate cost for federal tax purposes was $139,481,076.
Abbreviations:
ADR   —   American Depositary Receipt
FG       —   Freddie Mac Gold
FN       —   Federal National Mortgage Association
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2009 — (Unaudited)

Shares		Value
COMMON STOCKS* — 99.7%

	Aerospace & Defense — 1.9%
3,411	American Science & Engineering, Inc.	$237,917
7,456	Orbital Sciences Corp.[1]	100,954
1,782	Teledyne Technologies, Inc.[1]	58,325

		397,196

	Airlines — 1.2%
37,930	Hawaiian Holdings, Inc.[1]	242,373

	Biotechnology — 7.0%
20,769	Celera Corp.[1]	124,614
20,233	Cepheid, Inc.[1,2]	213,863
10,512	Cubist Pharmaceuticals, Inc.[1]	208,873
4,441	Martek Biosciences Corp.	103,298
7,565	Onyx Pharmaceuticals, Inc.[1,2]	271,735
21,090	PDL BioPharma, Inc.	173,571
21,483	Progenics Pharmaceuticals, Inc.[1,2]	122,023
12,149	Regeneron Pharmaceuticals, Inc.[1,2]	260,474

		1,478,451

	Building Products — 0.9%
12,362	Apogee Enterprises, Inc.	180,238

	Capital Markets — 1.5%
11,020	Knight Capital Group, Inc. — Class A1,2	204,641
6,197	OptionsXpress Holdings, Inc.	111,980

		316,621

	Chemicals — 0.6%
7,137	LSB Industries, Inc.[1]	126,753

	Commercial Banks — 0.8%
3,100	Westamerica BanCorp.	162,006

	Commercial Services & Supplies — 2.9%
31,492	Cenveo, Inc.[1,2]	152,106
19,350	Deluxe Corp.	302,828
9,807	Herman Miller, Inc.	162,894

		617,828

	Communications Equipment — 4.0%
15,805	Arris Group, Inc.[1,2]	192,505
8,210	Oplink Communications, Inc.[1]	104,431
10,264	Plantronics, Inc.	242,949
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	Communications Equipment — (Continued)
12,847	Polycom, Inc.[1,2]	$305,116

		845,001

	Construction & Engineering — 1.0%
8,412	EMCOR Group, Inc.[1,2]	202,897

	Consumer Finance — 2.0%
15,207	Ezcorp, Inc. — Class A1	192,369
11,769	First Cash Financial Services, Inc.[1,2]	221,257

		413,626

	Containers & Packaging — 2.4%
6,457	Rock-Tenn Co. — Class A	290,307
4,412	Silgan Holdings, Inc.	221,747

		512,054

	Diversified Telecommunication Services — 0.9%
19,735	Premiere Global Services, Inc.[1]	189,259

	Electrical Equipment — 3.1%
9,473	AZZ, Inc.[1,2]	367,079
14,559	Woodward Governor Co.	285,939

		653,018

	Electronic Equipment, Instruments & Components — 2.5%
19,000	Brightpoint, Inc.[1]	112,860
13,463	Cogent, Inc.[1,2]	153,478
9,974	Plexus Corp.[1,2]	256,232

		522,570

	Energy Equipment & Services — 3.0%
4,782	CARBO Ceramics, Inc.	199,361
8,280	Dril-Quip, Inc.[1]	350,161
10,826	RPC, Inc.	88,990

		638,512

	Food & Staples Retailing — 1.8%
7,467	Casey’s General Stores, Inc.	204,820
6,250	United Natural Foods, Inc.[1,2]	168,937

		373,757

	Food Products — 0.9%
4,103	Lancaster Colony Corp.	186,851

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	Health Care Equipment & Supplies — 6.7%
22,420	Align Technology, Inc.[1,2]	$244,602
10,311	Cyberonics, Inc.[1,2]	171,266
13,105	Immucor, Inc.[1]	218,329
22,486	Quidel Corp.[1,2]	335,716
9,139	STERIS Corp.	256,623
10,218	Zoll Medical Corp.[1]	188,318

		1,414,854

	Health Care Providers & Services — 4.5%
13,681	BioScrip, Inc.[1]	80,855
9,067	Catalyst Health Solutions, Inc.[1]	233,747
4,803	Chemed Corp.	211,812
6,058	HMS Holdings Corp.[1,2]	232,627
9,699	PSS World Medical, Inc.[1,2]	196,017

		955,058

	Health Care Technology — 2.1%
11,775	Eclipsys Corp.[1]	214,305
19,012	Omnicell, Inc.[1,2]	237,270

		451,575

	Hotels, Restaurants & Leisure — 6.9%
7,507	Bally Technologies, Inc.[1]	271,828
6,846	CEC Entertainment, Inc.[1]	199,698
5,209	Cracker Barrel Old Country Store, Inc.	150,332
15,215	Isle of Capri Casinos, Inc.[1,2]	180,906
7,586	Papa John’s International, Inc.[1]	192,760
10,192	PF Chang’s China Bistro, Inc.[1,2]	345,611
3,273	WMS Industries, Inc.[1]	118,352

		1,459,487

	Household Durables — 0.5%
7,658	Tempur-Pedic International, Inc.	113,568

	Insurance — 1.4%
3,896	Argo Group International Holdings, Ltd.[1]	130,906
6,400	Tower Group, Inc.	159,808

		290,714

	Internet Software & Services — 4.3%
8,468	Bankrate, Inc.[1,2]	243,032
13,759	j2 Global Communications, Inc.[1,2]	330,078
28,283	Valueclick, Inc.[1]	325,254

		898,364

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	IT Services — 7.6%
16,564	CSG Systems International, Inc.[1]	$276,288
10,269	Euronet Worldwide, Inc.[1,2]	216,060
7,835	Gartner, Inc.[1]	133,979
30,069	Global Cash Access Holdings, Inc.[1,2]	270,621
11,012	SRA International, Inc. — Class A1	216,936
14,854	TeleTech Holdings, Inc.[1]	248,359
25,449	VeriFone Holdings, Inc.[1,2]	229,295

		1,591,538

	Leisure Equipment & Products — 1.1%
6,156	Polaris Industries, Inc.	233,128

	Life Sciences Tools & Services — 1.0%
4,745	AMAG Pharmaceuticals, Inc.[1,2]	215,470

	Machinery — 2.3%
13,871	Actuant Corp. — Class A	178,104
20,099	Force Protection, Inc.[1]	103,912
10,097	Robbins & Myers, Inc.	211,330

		493,346

	Oil, Gas & Consumable Fuels — 0.7%
7,621	James River Coal Co.[1,2]	141,522

	Personal Products — 2.5%
17,176	Medifast, Inc.[1,2]	256,781
14,691	Nu Skin Enterprises, Inc. — Class A	264,585

		521,366

	Pharmaceuticals — 3.4%
15,293	Cypress Bioscience, Inc.[1,2]	135,190
25,639	Impax Laboratories, Inc.[1,2]	192,292
27,099	Medicines Co. (The)[1,2]	219,773
27,310	Questcor Pharmaceuticals, Inc.[1,2]	160,037

		707,292

	Professional Services — 1.0%
7,997	Administaff, Inc.	200,405

	Road & Rail — 0.8%
10,847	Heartland Express, Inc.	167,044

	Semiconductors & Semiconductor Equipment — 4.5%
12,196	Applied Micro Circuits Corp.[1,2]	105,495
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2009 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	Semiconductors & Semiconductor Equipment — (Continued)
27,363	Micrel, Inc.	$213,979
16,045	Sigma Designs, Inc.[1,2]	259,447
12,852	Tessera Technologies, Inc.[1]	361,013

		939,934

	Software — 3.6%
14,963	i2 Technologies, Inc.[1,2]	201,402
29,018	Parametric Technology Corp.[1]	374,623
19,908	Take-Two Interactive Software, Inc.	189,524

		765,549

	Specialty Retail — 4.4%
4,900	Buckle, Inc. (The)	151,606
7,700	Charlotte Russe Holding, Inc.[1]	115,577
7,486	Childrens Place[1,2]	245,316
5,403	Gymboree Corp. (The)[1]	214,931
5,689	Jos. A. Bank Clothiers, Inc.[1,2]	208,161

		935,591

	Textiles, Apparel & Luxury Goods — 1.6%
9,155	Warnaco Group (The), Inc.[1]	332,601

	Water and Sewer — 0.4%
4,584	Consolidated Water Co., Inc.	80,633

	TOTAL COMMON STOCKS (Cost $19,172,712)	20,968,050

INVESTMENT OF SECURITY LENDING COLLATERAL* — 25.6%

5,381,503	State Street Navigator Securities Lending Prime Portfolio	5,381,503

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $5,381,503)	5,381,503

TOTAL INVESTMENTS (Cost $24,554,215)[3]	125.3%	$26,349,553

LIABILITIES IN EXCESS OF OTHER ASSETS	(25.3)	(5,314,917)

NET ASSETS	100.0%	$21,034,636

*	Percentages indicated are based on net assets.

[1]	Non income-producing security.

[2]	Securities or partial securities on loan. See Note 1.

[3]	Aggregate cost for federal tax purposes was $24,563,313.
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2009 — (Unaudited)

Shares		Value
COMMON STOCKS* — 99.7%

	Aerospace & Defense — 4.1%
13,602	General Dynamics Corp.	$753,415
16,389	Lockheed Martin Corp.	1,225,242
17,841	Raytheon Co.	837,635
21,488	Rockwell Collins, Inc.	906,793

		3,723,085

	Air Freight & Logistics — 1.0%
16,056	CH Robinson Worldwide, Inc.	875,534

	Beverages — 0.9%
26,138	Hansen Natural Corp.[1,2]	810,539

	Biotechnology — 1.0%
19,004	Biogen Idec, Inc.[1]	903,640

	Capital Markets — 2.1%
5,949	Goldman Sachs Group, Inc.	971,472
31,698	Morgan Stanley	903,393

		1,874,865

	Chemicals — 5.4%
20,887	Airgas, Inc.	931,142
40,470	Celanese Corp. — Class A	1,040,079
15,422	CF Industries Holdings, Inc.	1,217,413
15,837	Eastman Chemical Co.	786,465
18,765	Sigma-Aldrich Corp.	952,324

		4,927,423

	Commercial Banks — 1.0%
39,505	BB&T Corp.	903,874

	Commercial Services & Supplies — 0.7%
21,136	Waste Management, Inc.	594,133

	Communications Equipment — 1.0%
19,498	Qualcomm, Inc.	901,003

	Computers & Peripherals — 7.3%
9,582	Apple, Inc.[1]	1,565,603
72,157	Dell, Inc.[1]	965,461
66,098	EMC Corp.[1]	995,436
25,772	Hewlett-Packard Co.	1,115,927
4,528	International Business Machines Corp.	533,987
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	Computers & Peripherals — (Continued)
49,228	Western Digital Corp.[1]	$1,489,147

		6,665,561

	Construction & Engineering — 1.1%
18,716	Fluor Corp.	988,205

	Consumer Finance — 1.0%
31,915	American Express Co.	904,152

	Diversified Consumer Services — 2.1%
15,489	Apollo Group, Inc. — Class A1	1,069,360
49,672	H&R Block, Inc.	829,026

		1,898,386

	Diversified Financial Services — 1.0%
24,353	JPMorgan Chase & Co.	941,243

	Diversified Telecommunication Services — 1.1%
30,849	CenturyTel, Inc.	968,350

	Electric Utilities — 2.9%
11,297	Entergy Corp.	907,488
16,239	Exelon Corp.	825,916
26,856	PPL Corp.	907,464

		2,640,868

	Electrical Equipment — 1.8%
32,545	Cooper Industries, Ltd. — Class A	1,072,358
15,739	Emerson Electric Co.	572,585

		1,644,943

	Energy Equipment & Services — 4.1%
29,830	BJ Services Co.	422,989
42,500	Cameron International Corp.[1]	1,327,275
25,572	ENSCO International, Inc.	968,923
27,937	National Oilwell Varco, Inc.[1]	1,004,056

		3,723,243

	Food & Staples Retailing — 4.0%
26,666	CVS Caremark Corp.	892,778
38,722	Kroger Co. (The)	827,876
43,604	SYSCO Corp.	1,036,031
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	Food & Staples Retailing — (Continued)
17,257	Wal-Mart Stores, Inc.	$860,779

		3,617,464

	Food Products — 2.0%
30,654	Archer-Daniels-Midland Co.	923,298
14,417	Ralcorp Holdings, Inc.[1]	915,624

		1,838,922

	Health Care Providers & Services — 6.1%
24,076	AmerisourceBergen Corp.	474,779
7,825	Express Scripts, Inc.[1]	548,063
28,609	Humana, Inc.[1]	939,806
13,865	Laboratory Corp. of America Holdings[1,2]	931,589
33,867	Omnicare, Inc.	808,405
15,355	Quest Diagnostics, Inc.	838,690
18,886	WellPoint, Inc.[1]	994,159

		5,535,491

	Hotels, Restaurants & Leisure — 1.0%
16,867	McDonald’s Corp.	928,697

	Household Products — 2.0%
14,109	Church & Dwight, Inc.	832,149
16,987	Kimberly-Clark Corp.	992,890

		1,825,039

	Insurance — 5.0%
29,713	Aflac, Inc.	1,124,934
50,355	American Financial Group, Inc.	1,228,158
12,093	AON Corp.	477,069
42,877	Progressive Corp. (The)[1]	668,024
55,825	Unum Group	1,047,835

		4,546,020

	Internet Software & Services — 1.4%
61,208	eBay, Inc.[1]	1,300,670

	IT Services — 1.2%
31,549	Accenture, Ltd. — Class A	1,106,423

	Life Sciences Tools & Services — 2.3%
11,455	Mettler-Toledo International, Inc.[1]	962,907
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	Life Sciences Tools & Services — (Continued)
22,103	Waters Corp.[1]	$1,110,676

		2,073,583

	Machinery — 1.5%
5,972	Flowserve Corp.	482,358
18,132	ITT Corp.	895,721

		1,378,079

	Media — 2.5%
52,183	Comcast Corp. — Class A	775,439
16,820	McGraw-Hill Cos. (The), Inc.	527,307
34,910	Time Warner, Inc.	930,701

		2,233,447

	Multi-Utilities — 1.8%
37,363	NiSource, Inc.	481,609
22,706	Sempra Energy	1,190,476

		1,672,085

	Oil, Gas & Consumable Fuels — 6.7%
15,525	Chevron Corp.	1,078,522
26,338	Consol Energy, Inc.	935,789
16,541	Devon Energy Corp.	960,867
12,403	Exxon Mobil Corp.	873,047
14,948	Marathon Oil Corp.	482,073
30,163	Peabody Energy Corp.	998,697
41,318	Valero Energy Corp.	743,724

		6,072,719

	Personal Products — 1.7%
43,638	Herbalife, Ltd.	1,501,584

	Pharmaceuticals — 4.2%
28,060	Eli Lilly & Co.	979,013
52,261	Endo Pharmaceuticals Holdings, Inc.[1]	1,098,004
33,806	Forest Laboratories, Inc.[1]	873,209
56,583	Pfizer, Inc.	901,367

		3,851,593

	Real Estate Investment Trusts — 1.4%
7,381	AvalonBay Communities, Inc.	429,574
21,714	Rayonier, Inc.	846,629

		1,276,203

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Shares/
Face Amount		Value
COMMON STOCKS* — (Continued)

	Road & Rail — 1.2%
26,418	CSX Corp.	$1,059,890

	Semiconductors & Semiconductor Equipment — 2.8%
33,435	Analog Devices, Inc.	915,116
46,954	Texas Instruments, Inc.	1,129,244
21,124	Xilinx, Inc.	458,179

		2,502,539

	Software — 3.8%
36,642	Microsoft Corp.	861,820
40,628	Oracle Corp.	899,098
24,469	Sybase, Inc.[1,2]	875,990
54,203	Symantec Corp.[1]	809,251

		3,446,159

	Specialty Retail — 3.6%
6,285	Autozone, Inc.[1,2]	965,187
40,001	Gap, Inc. (The)	652,816
13,187	Ross Stores, Inc.	581,415
30,150	TJX Cos., Inc. (The)	1,092,335

		3,291,753

	Textiles, Apparel & Luxury Goods — 0.7%
10,402	Polo Ralph Lauren Corp. — Class A	655,846

	Thrifts & Mortgage Finance — 1.6%
57,892	Hudson City Bancorp, Inc.	813,962
57,376	New York Community Bancorp, Inc.	627,693

		1,441,655

	Trading Companies & Distributors — 0.5%
5,515	WW Grainger, Inc.	495,854

	Wireless Telecommunication Services — 1.1%
29,464	American Tower Corp. — Class A1	1,004,428

	TOTAL COMMON STOCKS (Cost $86,632,390)	90,545,190

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2009 — (Unaudited)

Face
Amount		Value
REPURCHASE AGREEMENT* — 0.3%

$264,927	With State Street Bank and Trust Co., dated 7/31/09, 0.01%, principal and interest in the amount of $264,927, due 8/3/09 (collateralized by a FN # 725359 with a par value of $268,776, coupon rate of 3.429%, due 4/1/34, market value of $270,620)	$264,927

	TOTAL REPURCHASE AGREEMENT (Cost $264,927)	264,927

INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.1%

1,880,986	State Street Navigator Securities Lending Prime Portfolio	1,880,986

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $1,880,986)	1,880,986

TOTAL INVESTMENTS (Cost $88,778,303)[3]	102.1%	$92,691,103

LIABILITIES IN EXCESS OF OTHER ASSETS	(2.1)	(1,870,753)

NET ASSETS	100.0%	$90,820,350

*	Percentages indicated are based on net assets.

[1]	Non income-producing security.

[2]	Securities or partial securities on loan. See Note 1.

[3]	Aggregate cost for federal tax purposes was $89,036,513.
Abbreviations:
FN     —    Federal National Mortgage Association
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2009 — (Unaudited)

Shares		Value
COMMON STOCKS* — 99.9%

	Aerospace & Defense — 5.5%
16,503	Goodrich Corp.	$847,594
8,869	Lockheed Martin Corp.	663,046
17,410	Raytheon Co.	817,400

		2,328,040

	Beverages — 4.0%
46,529	Coca-Cola Enterprises, Inc.	874,280
25,964	Hansen Natural Corp.[1]	805,144

		1,679,424

	Biotechnology — 3.7%
15,751	Biogen Idec, Inc.[1]	748,960
16,572	Gilead Sciences, Inc.[1]	810,868

		1,559,828

	Capital Markets — 1.5%
35,093	Charles Schwab Corp. (The)	627,112

	Chemicals — 3.5%
7,805	CF Industries Holdings, Inc.	616,127
17,732	FMC Corp.	862,484

		1,478,611

	Communications Equipment — 3.9%
39,470	Cisco Systems, Inc.[1]	868,735
17,026	Qualcomm, Inc.	786,771

		1,655,506

	Computers & Peripherals — 10.4%
7,385	Apple, Inc.[1]	1,206,635
26,472	Hewlett-Packard Co.	1,146,237
6,514	International Business Machines Corp.	768,196
41,339	Western Digital Corp.[1]	1,250,505

		4,371,573

	Construction & Engineering — 2.0%
15,826	Fluor Corp.	835,613

	Consumer Finance — 0.8%
12,403	American Express Co.	351,377

	Containers & Packaging — 2.2%
35,928	Pactiv Corp.[1]	904,667

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	Diversified Consumer Services — 2.9%
11,652	Apollo Group, Inc. — Class A1	$804,454
8,531	DeVry, Inc.	424,332

		1,228,786

	Electric Utilities — 1.9%
23,614	PPL Corp.	797,917

	Electrical Equipment — 1.3%
16,560	Cooper Industries, Ltd. — Class A	545,652

	Energy Equipment & Services — 1.0%
13,326	Cameron International Corp.[1]	416,171

	Food & Staples Retailing — 5.9%
13,350	CVS Caremark Corp.	446,958
36,845	Kroger Co. (The)	787,746
39,266	SYSCO Corp.	932,960
6,401	Wal-Mart Stores, Inc.	319,282

		2,486,946

	Food Products — 2.1%
28,769	Archer-Daniels-Midland Co.	866,522

	Health Care Equipment & Supplies — 1.0%
10,193	ResMed, Inc.[1]	417,913

	Health Care Providers & Services — 6.5%
9,440	Express Scripts, Inc.[1]	661,178
26,221	Humana, Inc.[1]	861,360
5,857	Laboratory Corp. of America Holdings[1]	393,532
6,470	McKesson Corp.	330,940
9,048	Quest Diagnostics, Inc.	494,202

		2,741,212

	Hotels, Restaurants & Leisure — 0.7%
9,436	Darden Restaurants, Inc.	305,632

	Household Products — 2.5%
10,313	Church & Dwight, Inc.	608,261
7,148	Energizer Holdings, Inc.[1]	457,901

		1,066,162

	Insurance — 2.1%
16,544	Aflac, Inc.	626,356
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	Insurance — (Continued)
10,456	Principal Financial Group, Inc.	$247,807

		874,163

	Internet Software & Services — 2.9%
57,775	eBay, Inc.[1]	1,227,719

	IT Services — 2.0%
12,685	Visa, Inc. — Class A	830,360

	Life Sciences Tools & Services — 5.5%
9,577	Life Technologies Corp.[1]	436,041
10,154	Mettler-Toledo International, Inc.[1]	853,545
8,823	Millipore Corp.[1]	614,081
7,755	Waters Corp.[1]	389,689

		2,293,356

	Media — 1.0%
10,781	Marvel Entertainment, Inc.[1]	426,496

	Multi-line Retail — 2.0%
17,712	Dollar Tree, Inc.[1]	816,877

	Oil, Gas & Consumable Fuels — 2.4%
16,039	Consol Energy, Inc.	569,865
13,689	Peabody Energy Corp.	453,243

		1,023,108

	Personal Products — 3.3%
39,852	Herbalife, Ltd.	1,371,307

	Semiconductors & Semiconductor Equipment — 4.4%
11,562	Altera Corp.	216,094
39,715	Broadcom Corp. — Class A1	1,121,154
21,074	Texas Instruments, Inc.	506,830

		1,844,078

	Software — 6.9%
53,123	CA, Inc.	1,123,020
38,811	Oracle Corp.	858,888
39,530	Red Hat, Inc.[1]	902,470

		2,884,378

	Specialty Retail — 3.5%
4,213	Autozone, Inc.[1]	646,991
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2009 — (Unaudited)

Shares/
Face Amount			Value
COMMON STOCKS* — (Continued)

	Specialty Retail — (Continued)
19,392	PetSmart, Inc.		$433,799
10,232	TJX Cos., Inc. (The)		370,705

			1,451,495

	Thrifts & Mortgage Finance — 0.6%
17,508	Hudson City Bancorp, Inc.		246,163

	TOTAL COMMON STOCKS (Cost $36,889,970)		41,954,164

REPURCHASE AGREEMENT* — 0.1%

$54,777	With State Street Bank and Trust Co., dated 7/31/09, 0.01%, principal and interest in the amount of $54,777, due 8/3/09, (collateralized by a FN #770370 security with a par value of $55,239, coupon rate of 3.610%, due 4/1/34, market value of $55,919)		54,777

	TOTAL REPURCHASE AGREEMENT (Cost $54,777)		54,777

TOTAL INVESTMENTS (Cost $36,944,747)[2]		100.0%	$42,008,941

OTHER ASSETS IN EXCESS OF LIABILITIES		0.0	14,297

NET ASSETS		100.0%	$42,023,238

*	Percentages indicated are based on net assets.

[1]	Non income-producing security.

[2]	Aggregate cost for federal tax purposes was $36,961,773.

Abbreviations:

FN	— Federal National Mortgage Association
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2009 — (Unaudited)

Shares		Value
COMMON STOCKS* — 94.6%

	Aerospace & Defense — 4.9%
3,220	General Dynamics Corp.[1]	$178,356
3,520	Lockheed Martin Corp.[1]	263,155
7,300	Northrop Grumman Corp.[1]	325,434
4,580	Raytheon Co.[1]	215,031

		981,976

	Air Freight & Logistics — 1.2%
4,460	CH Robinson Worldwide, Inc.[1]	243,204

	Auto Components — 0.9%
26,500	Spartan Motors, Inc.[1]	185,500

	Beverages — 2.0%
11,440	Coca-Cola Enterprises, Inc.[1]	214,958
6,220	Hansen Natural Corp.[1,2]	192,882

		407,840

	Biotechnology — 1.4%
12,000	Martek Biosciences Corp.[1]	279,120

	Capital Markets — 3.7%
13,280	Federated Investors, Inc. — Class B1	344,351
20,960	Knight Capital Group, Inc. — Class A1,2	389,227

		733,578

	Chemicals — 1.6%
4,065	CF Industries Holdings, Inc.[1]	320,891

	Commercial Banks — 1.1%
8,880	Oriental Financial Group[1]	125,297
4,260	Trustmark Corp.[1]	84,774

		210,071

	Commercial Services & Supplies — 1.6%
12,140	Brink’s Co. (The)[1]	329,601

	Communications Equipment — 2.5%
20,718	Plantronics, Inc.[1]	490,395

	Computers & Peripherals — 3.0%
2,555	Apple, Inc.[1,2]	417,461
1,260	International Business Machines Corp.[1]	148,592
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	Computers & Peripherals — (Continued)
1,100	Western Digital Corp.[1,2]	$33,275

		599,328

	Construction & Engineering — 2.1%
6,480	Fluor Corp.[1]	342,144
3,340	KBR, Inc.[1]	70,775

		412,919

	Consumer Finance — 1.6%
25,420	Ezcorp, Inc. — Class A1,2	321,563

	Diversified Consumer Services — 1.7%
1,340	Apollo Group, Inc. — Class A1,2	92,514
2,440	ITT Educational Services, Inc.[1,2]	237,534

		330,048

	Diversified Telecommunication Services — 1.0%
5,919	Verizon Communications, Inc.[1]	189,822

	Electric Utilities — 1.4%
5,240	FirstEnergy Corp.[1]	215,888
4,120	Hawaiian Electric Industries, Inc.[1]	73,624

		289,512

	Electrical Equipment — 0.7%
5,240	EnerSys[1,2]	103,699
1,820	Woodward Governor Co.[1]	35,745

		139,444

	Energy Equipment & Services — 2.7%
3,420	Diamond Offshore Drilling, Inc.[1]	307,355
4,540	Oceaneering International, Inc.[1,2]	231,177

		538,532

	Food & Staples Retailing — 3.8%
8,640	BJ’s Wholesale Club, Inc.[1,2]	288,144
2,180	Casey’s General Stores, Inc.[1]	59,797
11,720	Kroger Co. (The)[1]	250,574
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	Food & Staples Retailing — (Continued)
3,038	Wal-Mart Stores, Inc.	$151,536

		750,051

	Food Products — 0.7%
9,060	Darling International, Inc.[1,2]	63,964
1,760	Lancaster Colony Corp.[1]	80,150

		144,114

	Health Care Providers & Services — 3.4%
11,608	Aetna, Inc.[1]	313,068
7,180	McKesson Corp.[1]	367,257

		680,325

	Hotels, Restaurants & Leisure — 2.0%
10,942	WMS Industries, Inc.[1,2]	395,663

	Household Durables — 0.7%
10,260	Newell Rubbermaid, Inc.[1]	132,046

	Household Products — 0.6%
1,980	Church & Dwight, Inc.[1]	116,780

	Insurance — 4.5%
12,915	Allstate Corp.[1]	347,543
11,561	American Financial Group, Inc.[1]	281,973
14,100	Unum Group[1]	264,657

		894,173

	Internet Software & Services — 3.0%
23,061	eBay, Inc.[1,2]	490,046
4,460	j2 Global Communications, Inc.[1,2]	106,996

		597,042

	IT Services — 3.5%
8,160	Accenture, Ltd. — Class A1	286,171
9,660	MAXIMUS, Inc.	411,709

		697,880

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	Life Sciences Tools & Services — 0.6%
1,820	Dionex Corp.[1,2]	$119,956

	Machinery — 3.5%
4,320	Flowserve Corp.	348,926
14,740	Force Protection, Inc.[1,2]	76,206
7,600	Joy Global, Inc.	282,568

		707,700

	Media — 5.1%
22,180	Comcast Corp. — Class A1	329,595
9,990	Marvel Entertainment, Inc.[1,2]	395,204
11,320	Time Warner, Inc.[1]	301,791

		1,026,590

	Multi-line Retail — 2.5%
6,840	Big Lots, Inc.[1,2]	157,593
7,440	Dollar Tree, Inc.[1,2]	343,133

		500,726

	Multi-Utilities — 2.1%
2,980	Alliant Energy Corp.[1]	77,957
6,660	Sempra Energy[1]	349,184

		427,141

	Oil, Gas & Consumable Fuels — 2.3%
3,640	Chevron Corp.[1]	252,871
2,900	Exxon Mobil Corp.[1]	204,131

		457,002

	Pharmaceuticals — 2.7%
9,840	Eli Lilly & Co.[1]	343,317
8,860	Endo Pharmaceuticals Holdings, Inc.[1,2]	186,149

		529,466

	Professional Services — 1.8%
11,080	Administaff, Inc.[1]	277,665
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Shares			Value
COMMON STOCKS* — (Continued)

	Professional Services — (Continued)
3,960	Corporate Executive Board Co. (The)[1]		$74,369

			352,034

	Real Estate Investment Trusts — 2.0%
34,160	Duke Realty Corp.[1]		324,178
2,100	Rayonier, Inc.[1]		81,879

			406,057

	Semiconductors & Semiconductor Equipment — 3.9%
16,720	Broadcom Corp. — Class A2		472,006
19,220	Sigma Designs, Inc.[1,2]		310,787

			782,793

	Software — 3.6%
17,980	Autodesk, Inc.[1,2]		392,144
15,880	CA, Inc.[1]		335,703

			727,847

	Specialty Retail — 3.3%
8,000	Best Buy Co., Inc.[1]		298,960
21,760	Gap, Inc. (The)[1]		355,123

			654,083

	Textiles, Apparel & Luxury Goods — 2.0%
1,580	Deckers Outdoor Corp.[1,2]		106,824
8,500	Phillips-Van Heusen Corp.[1]		300,730

			407,554

	Trading Companies & Distributors — 1.9%
4,140	WW Grainger, Inc.[1]		372,227

	TOTAL COMMON STOCKS (Cost $16,714,957)		18,882,594

TOTAL LONG INVESTMENTS (Cost $16,714,957)		94.6%	$18,882,594

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Shares		Value
COMMON STOCKS SOLD SHORT* — (59.1)%

	Aerospace & Defense — (2.9)%
(9,700)	Curtiss-Wright Corp.	$(320,391)
(9,260)	Moog, Inc. — Class A2	(249,650)

		(570,041)

	Auto Components — (1.1)%
(12,020)	LKQ Corp.[2]	(215,639)

	Beverages — (1.8)%
(7,980)	Molson Coors Brewing Co. — Class B	(360,776)

	Biotechnology — (1.3)%
(2,820)	United Therapeutics Corp.[2]	(261,188)

	Capital Markets — (1.1)%
(8,160)	Bank of New York Mellon Corp. (The)	(223,094)

	Commercial Services & Supplies — (1.1)%
(7,500)	Waste Connections, Inc.[2]	(211,575)

	Communications Equipment — (1.4)%
(6,680)	Ciena Corp.[2]	(74,549)
(7,780)	Viasat, Inc.[2]	(210,060)

		(284,609)

	Diversified Consumer Services — (0.6)%
(4,082)	Weight Watchers International, Inc.	(113,806)

	Diversified Financial Services — (2.5)%
(9,908)	Leucadia National Corp.[2]	(242,746)
(8,640)	Pico Holdings, Inc.[2]	(262,051)

		(504,797)

	Diversified Telecommunication Services — (1.3)%
(4,080)	Cbeyond, Inc.[2]	(57,202)
(8,600)	NeuStar, Inc. — Class A2	(195,048)

		(252,250)

	Electric Utilities — (1.5)%
(19,705)	Duke Energy Corp.	(305,033)

	Electrical Equipment — (0.6)%
(4,820)	Baldor Electric Co.	(124,163)

	Electronic Equipment, Instruments & Components — (3.6)%
(5,800)	Coherent, Inc.[2]	(113,796)
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)

	Electronic Equipment, Instruments & Components — (Continued)
(7,121)	Dolby Laboratories, Inc. — Class A2	$(296,448)
(5,760)	Itron, Inc.[2]	(300,499)

		(710,743)

	Energy Equipment & Services — (1.0)%
(5,160)	Bristow Group, Inc.[2]	(170,796)
(1,480)	Hornbeck Offshore Services, Inc.[2]	(32,234)

		(203,030)

	Forest Products & Paper — (1.5)%
(8,422)	Weyerhaeuser Co.	(295,107)

	Health Care Equipment & Supplies — (0.4)%
(1,860)	Teleflex, Inc.	(89,206)

	Hotels, Restaurants & Leisure — (1.8)%
(12,620)	Choice Hotels International, Inc.	(351,467)

	Household Durables — (1.5)%
(8,774)	MDC Holdings, Inc.	(309,196)

	Industrial Conglomerates — (1.1)%
(9,540)	Otter Tail Corp.	(222,377)

	Internet & Catalog Retail — (0.7)%
(20,180)	Liberty Media Corp. — Interactive Series A2	(134,399)

	Internet Software & Services — (0.6)%
(8,320)	Yahoo!, Inc.[2]	(119,142)

	IT Services — (1.6)%
(8,880)	Acxiom Corp.	(85,692)
(5,120)	Affiliated Computer Services, Inc. — Class A2	(242,739)

		(328,431)

	Life Sciences Tools & Services — (1.3)%
(14,380)	Luminex Corp.[2]	(254,095)

	Machinery — (4.3)%
(3,180)	Deere & Co.	(139,093)
(3,180)	Donaldson Co., Inc.	(120,872)
(8,320)	Kaydon Corp.	(271,814)
(13,560)	RBC Bearings, Inc.[2]	(321,372)

		(853,151)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)

	Media — (4.8)%
(9,664)	Arbitron, Inc.	$(157,330)
(6,420)	John Wiley & Sons, Inc. — Class A	(204,734)
(20,460)	Regal Entertainment Group — Class A	(254,522)
(740)	Washington Post Co. (The)	(334,110)

		(950,696)

	Oil, Gas & Consumable Fuels — (2.5)%
(10,160)	Carrizo Oil & Gas, Inc.[2]	(193,040)
(2,180)	Goodrich Petroleum Corp.[2]	(55,917)
(5,440)	Whiting Petroleum Corp.[2]	(250,022)

		(498,979)

	Pharmaceuticals — (0.3)%
(3,240)	XenoPort, Inc.[2]	(65,804)

	Professional Services — (0.8)%
(2,220)	Dun & Bradstreet Corp.	(159,818)

	Real Estate Investment Trusts — (1.6)%
(30,724)	UDR, Inc.	(321,066)

	Real Estate Management & Development — (0.4)%
(2,320)	Jones Lang Lasalle, Inc.	(88,067)

	Semiconductors & Semiconductor Equipment — (1.6)%
(6,020)	Cabot Microelectronics Corp.[2]	(204,199)
(4,980)	Monolithic Power Systems, Inc.[2]	(110,506)

		(314,705)

	Software — (5.2)%
(7,100)	ACI Worldwide, Inc.[2]	(106,997)
(7,340)	Concur Technologies, Inc.[2]	(253,157)
(13,740)	EPIQ Systems, Inc.[2]	(220,527)
(9,260)	Rovi Corp.[2]	(242,241)
(12,100)	Taleo Corp. — Class A2	(211,750)

		(1,034,672)

	Specialty Retail — (2.4)%
(7,860)	Tiffany & Co.	(234,464)
(25,380)	Zumiez, Inc.[2]	(242,379)

		(476,843)

	Thrifts & Mortgage Finance — (0.9)%
(11,260)	People’s United Financial, Inc.	(182,975)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2009 — (Unaudited)

Shares			Value
COMMON STOCKS SOLD SHORT* — (Continued)

	Trading Companies & Distributors — (1.5)%
(12,240)	GATX Corp.		$(308,693)

	Wireless Telecommunication Services — (0.5)%
(3,740)	SBA Communications Corp.[2]		(97,577)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(14,070,133))		(11,797,210)

TOTAL SHORT INVESTMENTS (Proceeds $(14,070,133))		(59.1)%	$(11,797,210)

TOTAL INVESTMENTS (Cost $2,644,824)[3]		35.5%	$7,085,384

OTHER ASSETS IN EXCESS OF LIABILITIES		64.5	12,882,849

NET ASSETS		100.0%	$19,968,233

*	Percentages indicated are based on net assets.

[1]	All or a portion of security pledged as collateral for securities sold short.

[2]	Non income-producing security.

[3]	Aggregate cost for federal tax purposes was $2,860,009.
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2009 — (Unaudited)

Shares		Value
COMMON STOCKS* — 129.8%

	Aerospace & Defense — 6.1%
5,600	General Dynamics Corp.	$310,184
6,400	Goodrich Corp.[1]	328,704
4,120	Lockheed Martin Corp.[1]	308,011
2,320	Northrop Grumman Corp.[1]	103,426
6,300	Raytheon Co.[1]	295,785

		1,346,110

	Air Freight & Logistics — 1.3%
5,440	CH Robinson Worldwide, Inc.[1]	296,643

	Beverages — 3.5%
25,580	Coca-Cola Enterprises, Inc.[1]	480,648
9,560	Hansen Natural Corp.[1,2]	296,456

		777,104

	Biotechnology — 1.9%
5,640	Gilead Sciences, Inc.[1,2]	275,965
6,340	Martek Biosciences Corp.[1]	147,469

		423,434

	Capital Markets — 2.7%
4,020	Federated Investors, Inc. — Class B1	104,239
26,065	Knight Capital Group, Inc. — Class A1,2	484,027

		588,266

	Chemicals — 4.1%
9,713	Celanese Corp. — Class A1	249,624
4,410	CF Industries Holdings, Inc.[1]	348,126
6,299	FMC Corp.[1]	306,383

		904,133

	Commercial Services & Supplies — 1.6%
12,920	Brink’s Co. (The)[1]	350,778

	Communications Equipment — 3.8%
30,240	Arris Group, Inc.[1,2]	368,323
12,780	F5 Networks, Inc.[1,2]	474,394

		842,717

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	Computers & Peripherals — 8.0%
3,040	Apple, Inc.[1,2]	$496,706
2,940	International Business Machines Corp.[1]	346,714
17,940	Teradata Corp.[1,2]	440,786
15,980	Western Digital Corp.[1,2]	483,395

		1,767,601

	Construction & Engineering — 3.7%
2,440	Aecom Technology Corp.[1,2]	79,056
7,740	EMCOR Group, Inc.[2]	186,689
5,800	Fluor Corp.[1]	306,240
4,800	Granite Construction, Inc.[1]	162,624
4,060	KBR, Inc.[1]	86,031

		820,640

	Consumer Finance — 1.4%
24,800	Ezcorp, Inc. — Class A1,2	313,720

	Diversified Consumer Services — 2.9%
4,840	Apollo Group, Inc. — Class A1,2	334,154
13,495	Career Education Corp.[1,2]	309,305

		643,459

	Diversified Telecommunication Services — 1.2%
8,760	CenturyTel, Inc.[1]	274,976

	Electric Utilities — 1.2%
6,560	FirstEnergy Corp.[1]	270,272

	Electronic Equipment, Instruments & Components — 1.6%
13,964	Plexus Corp.[1,2]	358,735

	Energy Equipment & Services — 2.8%
3,342	Baker Hughes, Inc.[1]	135,351
6,460	Noble Corp.	218,736
5,900	Tidewater, Inc.[1]	265,500

		619,587

	Food & Staples Retailing — 9.0%
9,280	Andersons (The), Inc.[1]	299,002
9,280	BJ’s Wholesale Club, Inc.[1,2]	309,488
9,720	Casey’s General Stores, Inc.[1]	266,620
14,680	Kroger Co. (The)[1]	313,858
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	Food & Staples Retailing — (Continued)
10,620	United Natural Foods, Inc.[1,2]	$287,059
5,860	Wal-Mart Stores, Inc.[1]	292,297
6,920	Weis Markets, Inc.[1]	228,844

		1,997,168

	Food Products — 1.3%
7,040	Archer-Daniels-Midland Co.[1]	212,045
2,000	Hershey Co. (The)[1]	79,900

		291,945

	Forest Products & Paper — 0.4%
4,940	International Paper Co.[1]	92,921

	Health Care Equipment & Supplies — 3.8%
10,520	Align Technology, Inc.[1,2]	114,773
840	CR Bard, Inc.[1]	61,799
20,220	Immucor, Inc.[1,2]	336,865
600	Intuitive Surgical, Inc.[1,2]	136,392
5,360	Varian Medical Systems, Inc.[2]	189,047

		838,876

	Health Care Providers & Services — 4.9%
10,620	Catalyst Health Solutions, Inc.[1,2]	273,783
4,980	Express Scripts, Inc.[1,2]	348,799
4,720	McKesson Corp.[1]	241,428
3,980	Quest Diagnostics, Inc.[1]	217,388

		1,081,398

	Hotels, Restaurants & Leisure — 2.5%
3,660	Bally Technologies, Inc.[1,2]	132,529
4,385	McDonald’s Corp.[1]	241,438
4,935	WMS Industries, Inc.[1,2]	178,449

		552,416

	Insurance — 9.3%
10,320	Aflac, Inc.[1]	390,715
9,820	American Financial Group, Inc.[1]	239,510
4,140	Arch Capital Group, Ltd.[1,2]	257,467
10,880	Aspen Insurance Holdings, Ltd.[1]	270,586
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	Insurance — (Continued)
25,500	Progressive Corp. (The)[1,2]	$397,290
4,000	Torchmark Corp.[1]	156,240
18,180	Unum Group[1]	341,238

		2,053,046

	Internet Software & Services — 2.1%
22,260	eBay, Inc.[1,2]	473,025

	IT Services — 2.9%
8,340	MAXIMUS, Inc.[1]	355,451
15,360	SAIC, Inc.[1,2]	277,862

		633,313

	Life Sciences Tools & Services — 0.3%
1,200	Techne Corp.[1]	76,584

	Machinery — 4.4%
4,280	Flowserve Corp.	345,696
8,700	Joy Global, Inc.[1]	323,466
9,140	Wabtec Corp.[1]	307,561

		976,723

	Media — 3.6%
18,340	Comcast Corp. — Class A1	272,533
7,381	Omnicom Group, Inc.[1]	250,954
10,420	Time Warner, Inc.	277,797

		801,284

	Metals & Mining — 1.3%
7,214	United States Steel Corp.[1]	286,757

	Multi-line Retail — 2.9%
9,930	Big Lots, Inc.[1,2]	228,787
9,060	Dollar Tree, Inc.[1,2]	417,847

		646,634

	Multi-Utilities — 3.4%
4,460	Avista Corp.[1]	82,599
9,020	DTE Energy Co.[1]	310,829
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)

	Multi-Utilities — (Continued)
6,792	Sempra Energy[1]	$356,105

		749,533

	Oil, Gas & Consumable Fuels — 7.9%
6,463	Chevron Corp.[1]	448,985
7,360	ConocoPhillips[1]	321,705
4,040	Exxon Mobil Corp.[1]	284,376
4,460	Murphy Oil Corp.[1]	259,572
2,510	Occidental Petroleum Corp.[1]	179,063
4,380	Peabody Energy Corp.[1]	145,022
2,720	World Fuel Services Corp.[1]	119,299

		1,758,022

	Pharmaceuticals — 6.5%
9,842	Eli Lilly & Co.[1]	343,387
18,560	Endo Pharmaceuticals Holdings, Inc.[1,2]	389,946
17,240	Sepracor, Inc.[1,2]	299,114
11,680	Watson Pharmaceuticals, Inc.[1,2]	405,646

		1,438,093

	Professional Services — 0.4%
3,920	Administaff, Inc.[1]	98,235

	Real Estate Investment Trusts — 2.7%
2,940	Alexandria Real Estate Equities, Inc.[1]	112,043
2,760	Essex Property Trust, Inc.[1]	179,428
7,580	Rayonier, Inc.[1]	295,544

		587,015

	Semiconductors & Semiconductor Equipment — 2.8%
17,160	Broadcom Corp. — Class A1,2	484,427
16,500	Micrel, Inc.[1]	129,030

		613,457

	Software — 4.3%
11,663	Autodesk, Inc.[1,2]	254,370
11,920	CA, Inc.[1]	251,989
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Shares			Value
COMMON STOCKS* — (Continued)

	Software — (Continued)
51,560	TIBCO Software, Inc.[1,2]		$450,119

			956,478

	Specialty Retail — 3.5%
1,480	Best Buy Co., Inc.		55,308
21,226	Gap, Inc. (The)[1]		346,408
13,581	RadioShack Corp.[1]		210,641
4,760	TJX Cos., Inc. (The)[1]		172,455

			784,812

	Trading Companies & Distributors — 1.3%
3,140	WW Grainger, Inc.[1]		282,317

	Wireless Telecommunication Services — 0.5%
4,560	NII Holdings, Inc. — Class B1,2		104,971

	TOTAL COMMON STOCKS (Cost $25,931,813)		28,773,198

TOTAL LONG INVESTMENTS (Cost $25,931,813)		129.8%	$28,773,198

COMMON STOCKS SOLD SHORT* — (30.0)%

	Aerospace & Defense — (0.9)%
(3,063)	Curtiss-Wright Corp.		(101,171)
(3,960)	Moog, Inc. — Class A2		(106,762)

			(207,933)

	Beverages — (1.7)%
(3,300)	Boston Beer Co., Inc. — Class A2		(102,927)
(2,200)	BrownForman Corp. — Class B		(96,690)
(3,200)	Central European Distribution Corp.[2]		(91,872)
(1,940)	Molson Coors Brewing Co. — Class B		(87,707)

			(379,196)

	Biotechnology — (0.9)%
(18,920)	Incyte Corp, Ltd.[2]		(98,384)
(1,120)	United Therapeutics Corp.[2]		(103,734)

			(202,118)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)

	Building Products — (0.5)%
(1,340)	Ameron International Corp.	$(99,857)

	Commercial Services & Supplies — (0.9)%
(5,409)	Corrections Corp. of America[2]	(93,359)
(6,320)	Mobile Mini, Inc.[2]	(102,258)

		(195,617)

	Diversified Consumer Services — (1.2)%
(2,464)	Matthews International Corp. — Class A	(77,025)
(5,700)	Universal Technical Institute, Inc.[2]	(90,459)
(3,340)	Weight Watchers International, Inc.	(93,119)

		(260,603)

	Diversified Financial Services — (0.6)%
(5,200)	Leucadia National Corp.[2]	(127,400)

	Electric Utilities — (0.4)%
(5,620)	Duke Energy Corp.	(86,998)

	Electrical Equipment — (0.5)%
(4,512)	Baldor Electric Co.	(116,229)

	Electronic Equipment, Instruments & Components — (0.5)%
(2,240)	Itron, Inc.[2]	(116,861)

	Food & Staples Retailing — (0.6)%
(21,300)	Great Atlantic & Pacific Tea Co.[2]	(122,901)

	Food Products — (1.4)%
(3,500)	Corn Products International, Inc.	(98,000)
(5,760)	Hain Celestial Group, Inc.[2]	(95,674)
(8,200)	Imperial Sugar Co.	(108,978)

		(302,652)

	Forest Products & Paper — (0.4)%
(2,395)	Weyerhaeuser Co.	(83,921)

	Health Care Equipment & Supplies — (0.4)%
(2,220)	West Pharmaceutical Services	(81,030)

	Hotels, Restaurants & Leisure — (1.6)%
(2,720)	Choice Hotels International, Inc.	(75,752)
(5,480)	International Game Technology	(108,230)
(2,720)	International Speedway Corp. — Class A	(69,550)
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)

	Hotels, Restaurants & Leisure — (Continued)
(9,120)	Sonic Corp.[2]	$(100,594)

		(354,126)

	Industrial Conglomerates — (0.5)%
(4,520)	Otter Tail Corp.	(105,361)

	Internet & Catalog Retail — (0.5)%
(16,000)	Liberty Media Corp. — Interactive Series A2	(106,560)

	Internet Software & Services — (0.5)%
(6,006)	DealerTrack Holdings, Inc.[2]	(119,099)

	IT Services — (0.4)%
(2,020)	Affiliated Computer Services, Inc. — Class A2	(95,768)

	Machinery — (2.7)%
(3,140)	CLARCOR, Inc.	(103,965)
(2,280)	Deere & Co.	(99,727)
(2,520)	Donaldson Co., Inc.	(95,785)
(4,060)	Graco, Inc.	(100,445)
(2,900)	Kaydon Corp.	(94,743)
(4,093)	RBC Bearings, Inc.[2]	(97,004)

		(591,669)

	Marine — (0.5)%
(3,500)	Alexander & Baldwin, Inc.	(102,270)

	Media — (2.7)%
(6,200)	Arbitron, Inc.	(100,936)
(3,140)	DreamWorks Animation SKG, Inc. — Class A2	(98,941)
(2,748)	John Wiley & Sons, Inc. — Class A	(87,634)
(6,680)	Liberty Media Corp. — Capital Series A2	(97,395)
(8,266)	Regal Entertainment Group — Class A	(102,829)
(240)	Washington Post Co. (The)	(108,360)

		(596,095)

	Oil, Gas & Consumable Fuels — (0.4)%
(1,680)	Whiting Petroleum Corp.[2]	(77,213)

	Pharmaceuticals — (1.1)%
(4,300)	Bristol-Myers Squibb Co.	(93,482)
(3,040)	Merck & Co., Inc.	(91,230)
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2009 — (Unaudited)

Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)

	Pharmaceuticals — (Continued)
(3,360)	XenoPort, Inc.[2]	$(68,242)

		(252,954)

	Professional Services — (0.3)%
(1,060)	Dun & Bradstreet Corp.	(76,309)

	Real Estate Investment Trusts — (0.9)%
(4,759)	HCP, Inc.	(122,592)
(8,083)	UDR, Inc.	(84,467)

		(207,059)

	Semiconductors & Semiconductor Equipment — (1.4)%
(3,140)	Cabot Microelectronics Corp.[2]	(106,509)
(4,740)	Formfactor, Inc.[2]	(109,257)
(6,280)	International Rectifier Corp.[2]	(103,997)

		(319,763)

	Software — (3.5)%
(6,080)	ACI Worldwide, Inc.[2]	(91,625)
(2,800)	Blackboard, Inc.[2]	(95,116)
(2,920)	Concur Technologies, Inc.[2]	(100,711)
(6,040)	EPIQ Systems, Inc.[2]	(96,942)
(3,880)	Rovi Corp.[2]	(101,501)
(2,550)	Salesforce.com, Inc.[2]	(110,517)
(4,900)	Taleo Corp. — Class A2	(85,750)
(3,600)	Ultimate Software Group, Inc.[2]	(92,160)

		(774,322)

	Specialty Retail — (0.8)%
(3,780)	Tiffany & Co.	(112,757)
(7,780)	Zumiez, Inc.[2]	(74,299)

		(187,056)

	Trading Companies & Distributors — (0.3)%
(3,023)	GATX Corp.	(76,240)

	Wireless Telecommunication Services — (1.0)%
(4,120)	Crown Castle International Corp.[2]	(118,409)
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2009 — (Unaudited)

Shares			Value
COMMON STOCKS SOLD SHORT* — (Continued)

	Wireless Telecommunication Services — (Continued)
(3,860)	SBA Communications Corp.[2]		$(100,707)

			(219,116)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(7,196,885))		(6,644,296)

TOTAL SHORT INVESTMENTS (Proceeds $(7,196,885))		(30.0)%	$(6,644,296)

TOTAL INVESTMENTS (Cost $18,734,928)[3]		99.8%	$22,128,902

OTHER ASSETS IN EXCESS OF LIABILITIES		0.2	33,430

NET ASSETS		100.0%	$22,162,332

*	Percentages indicated are based on net assets.

[1]	All or a portion of security pledged as collateral for securities sold short.

[2]	Non income-producing security.

[3]	Aggregate cost for federal tax purposes was $19,021,367.
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited)
1. Organization and Significant Accounting Policies
     The Glenmede Fund, Inc. (the “Fund”) consists of thirteen portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Large Cap Value Portfolio, the International Portfolio, the Philadelphia International Fund, the U.S. Emerging Growth Portfolio, the Large Cap 100 Portfolio, the Large Cap Growth Portfolio, the Long/Short Portfolio and the Total Market Portfolio, (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class.
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.
     Valuation of Securities: As permitted under Rule 2a-7 of the 1940 Act, securities held by the Government Cash and Tax-Exempt Cash Portfolios are valued by the “amortized cost” method of valuation, which approximates current value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.
     Equity securities listed on a United States (“US”) securities exchange for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price. Securities listed on a foreign exchange and unlisted foreign securities are valued at the last quoted sales price available before the time when assets are valued.
     Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price is used. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities. Debt securities purchased by non-money market Portfolios with remaining maturities of 60 days or less are valued at amortized cost. Securities with remaining maturities exceeding 60 days are valued at their market or fair value until the 61st day prior to maturity and are valued at amortized cost, thereafter.
     When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”). The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.
     Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), is applicable to the Fund, effective November 1, 2008. SFAS 157 defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:
Level 1 — quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.
     In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009.

     The Long/Short Portfolio, and Total Market Portfolio had all long-term investments, with corresponding industries at Level 1 at July 31, 2009. The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Philadelphia International Fund, U.S. Emerging Growth Portfolio, and Large Cap 100 Portfolio had all long-term investments, with corresponding industries at Level 1 and all short-term investments at Level 2, at July 31, 2009. The Government Cash Portfolio and Tax-Exempt Portfolio had all long-term investments, with corresponding industries at Level 2 at July 31, 2009.
     The following is a summary of the inputs used valuing the Core Fixed Income Portfolio’s investments as of July 31, 2009:
Core Fixed Income Portfolio
ASSETS VALUATION INPUT

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Agency Notes
Federal Home Loan Bank	$20,935,926	$—	$—	$20,935,926

Total Agency Notes	20,935,926	—	—	20,935,926

Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	24,018,334	—	24,018,334
Federal National Mortgage Association	—	45,845,479	—	45,845,479
Government National Mortgage Association	—	33,494,744	—	33,494,744

Total Mortgage-Backed Securities	—	103,358,557	—	103,358,557

Government Guaranteed Corporate Notes	—	35,593,615	—	35,593,615
Corporate Notes	—	114,157,727	—	114,157,727
US Treasury Notes/Bonds	46,454,390	—	—	46,454,390
Repurchase Agreements	—	17,079,574	—	17,079,574
Investments of Security Lending Collateral	—	60,715,403	—	60,715,403

Total Investments	67,390,316	330,904,876	—	398,295,192

Total	$67,390,316	$330,904,876	$—	$398,295,192

     Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.
     Forward Foreign Currency Contracts: The International Portfolio and Philadelphia International Fund may enter into forward foreign exchange contracts to hedge currency risk of securities denominated in a foreign currency. Forward foreign exchange contracts are valued at the forward rate and marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
     The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no forward foreign currency contracts open as of July 31, 2009.
     Foreign Currency Translation: The books and records of each Portfolio are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.
     Foreign Securities: The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, International Portfolio, Philadelphia International Fund, Long/Short Portfolio and Total Market Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of US companies and the US government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable US companies and the US government. This is particularly true with respect to emerging markets in developing countries.
     Reverse Repurchase Agreements: The Government Cash Portfolio, Core Fixed Income Portfolio, Long/Short Portfolio and Total Market Portfolio may enter into reverse repurchase agreements. Under the terms of a reverse repurchase agreement, the Portfolio sells a security subject to an obligation to repurchase the security from the buyer at a later date and price thereby determining the yield during the buyer’s holding period. The use of reverse repurchase agreements involves certain risks in that the securities acquired by a Portfolio with the proceeds of such an agreement may decline in value, although the Portfolio is obligated to repay the proceeds. In addition, the market value of the securities sold by a Portfolio may decline below the repurchase price, to which the Portfolio remains committed. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Portfolio will maintain cash, US Government securities or other liquid high grade debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements. Under normal circumstances, the Government Cash Portfolio, the Core Fixed Income Portfolio, Long/Short Portfolio and Total Market Portfolio will not enter into reverse repurchase agreements if entering into such agreements would cause more than one-third of the value of their respective total assets to be subject to reverse repurchase agreements and securities lending transactions combined at the time of entering into such agreements. There were no open reverse repurchase agreements as of July 31, 2009.
     Interest-Only Securities: The Core Fixed Income Portfolio may invest in interest-only securities, which are the interest portions of “stripped” securities. The holders of interest-only securities receive the interest on the underlying security, but no principal payments. While the timing of the interest receipts is known, the amount of interest to be received is not known.
     Principal-Only Securities: The Core Fixed Income Portfolio may invest in principal-only securities, which are the principal portions of “stripped” securities. The holders of principal-only securities receive the principal on the underlying security, but no interest payments.
     Collateralized Mortgage Obligations: The Core Fixed Income Portfolio may invest in collateralized mortgage obligations, which are backed by a pool of mortgages or mortgage-backed securities. The bonds that form collateralized mortgage obligations are grouped into classes, which have different coupon rates or maturities. The principal cash flows of the underlying pool of mortgages are channeled sequentially into each class.
     TBA/When-Issued Purchase Commitments: The Core Fixed Income Portfolio may enter into TBA (to be announced)/when-issued purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the value of the Portfolio’s other assets.

     Options Transactions: The Strategic Equity Portfolio, Large Cap Value Portfolio and Long/Short Portfolio may purchase or write option contracts to hedge against changes in the value of securities the portfolio owns or expects to own. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. There were no option contracts open or outstanding as of July 31, 2009.
     Futures: The Long/Short Portfolio may enter into futures contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of underlying securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. There were no open futures contracts outstanding at July 31, 2009.
     Lending of Portfolio Securities: Each Portfolio, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. Each applicable Portfolio receives cash collateral, which may be invested by the lending agent in short-term instruments, in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. As of July 31, 2009, the cash collateral was invested in the State Street Navigator Securities Lending Prime Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by State Street Navigator Securities Lending Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the collateral at period end is included at the end of each applicable Portfolio’s Schedule of Portfolio Investments. Although risk is mitigated by the collateral, a Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan.
     As of July 31, 2009, the following Portfolios had outstanding loans of securities to certain approved brokers for which the Portfolios received collateral:

			% of
			Total
	Market Value of	Market Value of	Assets on
Portfolio	Loaned Securities	Collateral	Loan
Government Cash Portfolio	$22,334,377	$22,784,275	2.73
Core Fixed Income Portfolio	59,489,555	60,715,403	14.80
Strategic Equity Portfolio	1,393,669	1,425,561	1.09
Small Cap Equity Portfolio	15,180,599	15,581,417	13.17
Large Cap Value Portfolio	3,155,654	3,234,970	8.53
International Portfolio	39,426,319	41,473,362	9.61
Philadelphia International Fund	15,692,299	16,489,629	11.15
U.S. Emerging Growth Portfolio	5,235,696	5,381,503	19.80
Large Cap 100 Portfolio	1,835,291	1,880,986	1.98
     Swap Agreements: The Long/Short Portfolio may enter into swap agreements for hedging purposes or to seek to increase total return. In a standard swap transaction, two parties agree to pay or exchange the returns (or differentials in rates of return) earned or realized on particular assets, which may be adjusted for transaction costs, interest payments, dividends paid on the referenced assets or other factors. There were no open swap agreements as of July 31, 2009.
     Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, the Portfolio will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.
     Securities Sold Short: The Long/Short Portfolio and Total Market Portfolio may engage in short sales, which are sales by the Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and other assets to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. The Portfolio is required to maintain a segregated account of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the lender) until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of July 31, 2009, the Long/Short Portfolio and the Total Market Portfolio had pledged securities in the amount of $13,755,615 and $23,269,453, respectively, and cash in the amount of $12,379,243 and $0, respectively, to Goldman Sachs & Co., or its affiliates, as collateral for short sales.

     Investment Company Securities and Exchange-traded Funds: All Portfolios may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”) within the limitations prescribed by the 1940 Act. An ETF seeks to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. ETF shares are traded like traditional equity securities on a national securities exchange or NASDAQ. Each Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will increase expenses and decrease returns.
     Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon thereafter as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.
     Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.
2. Unrealized Appreciation/(Depreciation)
     As of July 31, 2009, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Core Fixed Income Portfolio	$12,668,115	$331,727	$12,336,388
Strategic Equity Portfolio	11,844,013	8,655,005	3,189,008
Small Cap Equity Portfolio	12,907,533	8,417,416	4,490,117
Large Cap Value Portfolio	3,328,996	1,018,965	2,310,031
International Portfolio	60,569,243	28,210,122	32,359,121
Philadelphia International Fund	14,455,225	14,945,902	(490,677)
U.S. Emerging Growth Portfolio	2,921,055	1,134,815	1,786,240
Large Cap 100 Portfolio	9,827,804	6,173,214	3,654,590
Large Cap Growth Portfolio	6,587,622	1,540,454	5,047,168
Long/Short Portfolio	5,842,546	1,617,171	4,225,375
Total Market Portfolio	4,940,779	1,833,244	3,107,535
3. Recently Issued Accounting Pronouncements
     In March 2008, the Financial Accounting Standards board (FASB) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and

Hedging Activities” (SFAS 161). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Fund’s derivative and hedging activities in its annual and semi-annual financial statements. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statement disclosures.
4. Subsequent Event
     In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165 “Subsequent Events”, management has determined that no material events or transactions occurred subsequent to July 31, 2009 through September 21, 2009, the date of issuance of this report, that would require additional disclosure in the Fund’s schedule of portfolio investments other than the following:
Treasury Temporary Guarantee Program: As of July 31, 2009, the Government Cash Portfolio and the Tax-Exempt Cash Portfolio of the Fund (the “Portfolios, and each, a “Portfolio”) participated in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program sought to guarantee the net asset value of shares of participating money market funds, including the Portfolios, as of the close of business on September 19, 2008 at $1.00 per share in the event a fund’s net asset value per share fell below $0.995 prior to the expiration of the Program on September 18, 2009. Each Portfolio bore the expense of its participation in the Program. The Program ended on September 18, 2009.

Item 2. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE FUND, INC.

By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	9/21/09

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	9/21/09